American Century Investments®
Quarterly Portfolio Holdings
Avantis™ U.S. Equity ETF (AVUS)
May 31, 2020

Avantis U.S. Equity ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AAR Corp.	1,635	32,978
Aerojet Rocketdyne Holdings, Inc.(1)	4,055	177,812
AeroVironment, Inc.(1)	243	17,212
Astronics Corp.(1)	755	6,893
Axon Enterprise, Inc.(1)	760	57,730
Boeing Co. (The)	2,516	366,959
BWX Technologies, Inc.	3,200	200,224
Cubic Corp.	1,587	65,400
Curtiss-Wright Corp.	1,009	101,203
Ducommun, Inc.(1)	315	10,143
General Dynamics Corp.	1,195	175,462
HEICO Corp.	315	31,739
HEICO Corp., Class A	535	44,913
Hexcel Corp.	3,615	130,827
Howmet Aerospace, Inc.	5,595	73,183
Huntington Ingalls Industries, Inc.	915	182,899
L3Harris Technologies, Inc.	1,640	327,098
Lockheed Martin Corp.	2,297	892,247
Mercury Systems, Inc.(1)	535	47,802
Moog, Inc., Class A	535	29,045
National Presto Industries, Inc.	34	3,060
Northrop Grumman Corp.	971	325,479
Park Aerospace Corp.	467	5,665
Parsons Corp.(1)	966	39,277
Raytheon Technologies Corp.	5,245	338,407
Spirit AeroSystems Holdings, Inc., Class A	3,872	83,906
Teledyne Technologies, Inc.(1)	315	117,848
Textron, Inc.	4,537	140,511
TransDigm Group, Inc.	282	119,799
Triumph Group, Inc.	14	105
Vectrus, Inc.(1)	7	384
		4,146,210
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	2,719	58,567
Atlas Air Worldwide Holdings, Inc.(1)	975	38,083
CH Robinson Worldwide, Inc.	2,735	221,891
Echo Global Logistics, Inc.(1)	452	9,356
Expeditors International of Washington, Inc.	4,275	326,482
FedEx Corp.	5,409	706,199
Forward Air Corp.	975	48,438
Hub Group, Inc., Class A(1)	1,584	74,084
United Parcel Service, Inc., Class B	10,280	1,025,019
XPO Logistics, Inc.(1)	755	59,502
		2,567,621
Airlines — 0.5%
Alaska Air Group, Inc.	4,934	168,693
Allegiant Travel Co.	727	77,462

American Airlines Group, Inc.	1,635	17,167
Delta Air Lines, Inc.	14,532	366,352
Hawaiian Holdings, Inc.	2,515	36,291
JetBlue Airways Corp.(1)	13,170	132,622
Mesa Air Group, Inc.(1)	942	3,062
SkyWest, Inc.	2,713	87,006
Southwest Airlines Co.	13,170	422,757
Spirit Airlines, Inc.(1)	3,350	43,382
United Airlines Holdings, Inc.(1)	6,915	193,897
		1,548,691
Auto Components — 0.7%
Adient plc(1)	1,635	27,811
American Axle & Manufacturing Holdings, Inc.(1)	6,941	49,351
Aptiv plc	5,595	421,583
Autoliv, Inc.	3,814	242,494
BorgWarner, Inc.	8,564	275,333
Cooper Tire & Rubber Co.	2,308	59,385
Cooper-Standard Holdings, Inc.(1)	511	5,360
Dana, Inc.	6,108	77,205
Delphi Technologies plc(1)	2,515	32,393
Fox Factory Holding Corp.(1)	315	22,715
Gentex Corp.	12,290	324,948
Gentherm, Inc.(1)	1,415	57,590
Goodyear Tire & Rubber Co. (The)	10,049	76,473
LCI Industries	1,131	111,890
Lear Corp.	2,540	269,367
Modine Manufacturing Co.(1)	2,515	13,455
Motorcar Parts of America, Inc.(1)	238	3,765
Standard Motor Products, Inc.	315	13,403
Stoneridge, Inc.(1)	975	20,066
Tenneco, Inc., Class A(1)	3,425	23,153
Veoneer, Inc.(1)	1,635	17,625
Visteon Corp.(1)	994	71,568
XPEL, Inc.(1)	501	7,480
		2,224,413
Automobiles — 0.7%
Ford Motor Co.	101,525	579,708
General Motors Co.	27,880	721,535
Harley-Davidson, Inc.	7,224	154,160
Tesla, Inc.(1)	975	814,125
Thor Industries, Inc.	757	65,253
Winnebago Industries, Inc.	1,621	88,182
		2,422,963
Banks — 5.2%
1st Source Corp.	315	10,896
Allegiance Bancshares, Inc.	535	13,701
Amalgamated Bank, Class A	483	5,424
Amerant Bancorp, Inc.(1)	1,195	15,583
American National Bankshares, Inc.	234	5,817
Ameris Bancorp	1,571	38,065
Arrow Financial Corp.	320	9,360
Associated Banc-Corp.	3,583	50,198
Atlantic Capital Bancshares, Inc.(1)	678	7,729
Atlantic Union Bankshares Corp.	1,635	37,850

Banc of California, Inc.	1,635	17,903
BancFirst Corp.	515	19,632
Bancorp, Inc. (The)(1)	3,200	28,160
BancorpSouth Bank	2,068	45,972
Bank First Corp.	86	5,362
Bank of America Corp.	73,706	1,777,789
Bank of Commerce Holdings	522	3,983
Bank of Hawaii Corp.	1,397	89,869
Bank of Marin Bancorp	315	10,600
Bank OZK	3,852	86,631
BankUnited, Inc.	2,953	54,571
Banner Corp.	925	34,743
Bar Harbor Bankshares	303	5,975
Baycom Corp.(1)	277	3,651
BCB Bancorp, Inc.	516	4,948
Berkshire Hills Bancorp, Inc.	1,193	12,908
BOK Financial Corp.	535	27,253
Boston Private Financial Holdings, Inc.	3,175	21,812
Bridge Bancorp, Inc.	755	16,082
Brookline Bancorp, Inc.	2,075	19,298
Bryn Mawr Bank Corp.	535	14,857
Business First Bancshares, Inc.	286	4,144
Byline Bancorp, Inc.	688	8,359
Cadence BanCorp	2,097	16,923
Camden National Corp.	315	10,565
Capital City Bank Group, Inc.	274	5,576
Cathay General Bancorp.	2,075	56,419
CBTX, Inc.	278	5,677
CenterState Bank Corp.	2,523	39,863
Central Pacific Financial Corp.	1,116	17,979
Central Valley Community Bancorp	305	4,593
CIT Group, Inc.	2,515	45,622
Citigroup, Inc.	27,965	1,339,803
Citizens & Northern Corp.	285	5,466
Citizens Financial Group, Inc.	8,770	211,357
City Holding Co.	315	19,814
Civista Bancshares, Inc.	311	4,740
CNB Financial Corp.	542	9,604
Codorus Valley Bancorp, Inc.	282	3,737
Columbia Banking System, Inc.	1,415	34,469
Comerica, Inc.	4,518	164,229
Commerce Bancshares, Inc.	2,472	157,541
Community Bank System, Inc.	938	55,736
Community Bankers Trust Corp.	764	4,301
Community Trust Bancorp, Inc.	315	10,345
ConnectOne Bancorp, Inc.	975	14,294
Cullen/Frost Bankers, Inc.	755	57,357
Customers Bancorp, Inc.(1)	1,195	13,253
CVB Financial Corp.	2,735	53,360
Dime Community Bancshares, Inc.	60	866
Eagle Bancorp, Inc.	535	17,313
East West Bancorp, Inc.	5,198	181,670
Enterprise Financial Services Corp.	535	15,713
Equity Bancshares, Inc., Class A(1)	452	7,372

F.N.B. Corp.	7,670	56,835
Farmers National Banc Corp.	720	8,460
FB Financial Corp.	535	12,631
Fifth Third Bancorp	19,671	381,421
Financial Institutions, Inc.	755	13,356
First BanCorp	3,835	20,977
First Bancorp/Southern Pines NC	746	18,963
First Bancshares, Inc. (The)	535	11,337
First Busey Corp.	1,374	24,608
First Business Financial Services, Inc.	255	4,220
First Choice Bancorp	295	4,145
First Citizens BancShares, Inc., Class A	79	30,415
First Commonwealth Financial Corp.	2,515	20,573
First Community Bankshares, Inc.	543	11,604
First Financial Bancorp	2,075	27,577
First Financial Bankshares, Inc.	2,515	77,060
First Financial Corp.	315	11,057
First Foundation, Inc.	1,635	24,361
First Hawaiian, Inc.	3,175	54,769
First Horizon National Corp.	7,670	71,714
First Internet Bancorp	256	4,116
First Interstate BancSystem, Inc., Class A	755	23,594
First Merchants Corp.	1,137	31,904
First Mid Bancshares, Inc.	535	13,616
First Midwest Bancorp, Inc.	2,301	30,028
First of Long Island Corp. (The)	975	14,888
First Republic Bank	1,855	200,655
Flushing Financial Corp.	984	11,159
Franklin Financial Network, Inc.	300	7,398
Fulton Financial Corp.	4,275	47,923
German American Bancorp, Inc.	535	16,574
Glacier Bancorp, Inc.	1,855	76,407
Great Southern Bancorp, Inc.	483	19,590
Great Western Bancorp, Inc.	1,395	19,865
Guaranty Bancshares, Inc.	239	6,075
Hancock Whitney Corp.	1,635	35,349
Hanmi Financial Corp.	1,195	10,791
Heartland Financial USA, Inc.	933	29,865
Heritage Commerce Corp.	2,075	16,870
Heritage Financial Corp.	755	14,345
Hilltop Holdings, Inc.	2,295	42,894
Home BancShares, Inc.	3,835	55,492
HomeTrust Bancshares, Inc.	762	11,750
Hope Bancorp, Inc.	3,395	32,236
Horizon Bancorp, Inc.	1,415	14,518
Howard Bancorp, Inc.(1)	454	4,681
Huntington Bancshares, Inc.	31,715	281,946
IBERIABANK Corp.	1,195	50,680
Independent Bank Corp. (Massachusetts)	502	34,874
Independent Bank Corp. (Michigan)	983	13,585
Independent Bank Group, Inc.	535	20,266
International Bancshares Corp.	2,014	61,991
Investar Holding Corp.	249	3,249
Investors Bancorp, Inc.	5,595	48,565

JPMorgan Chase & Co.	32,418	3,154,596
KeyCorp	28,769	340,913
Lakeland Bancorp, Inc.	1,635	18,149
Lakeland Financial Corp.	766	32,701
Live Oak Bancshares, Inc.	1,195	16,180
M&T Bank Corp.	1,635	172,754
Macatawa Bank Corp.	2,304	17,027
MainStreet Bancshares, Inc.(1)	72	955
Mercantile Bank Corp.	535	12,273
Metropolitan Bank Holding Corp.(1)	82	2,296
Midland States Bancorp, Inc.	755	11,302
MidWestOne Financial Group, Inc.	756	14,508
MVB Financial Corp.	517	7,341
National Bank Holdings Corp., Class A	700	18,410
NBT Bancorp, Inc.	946	29,629
Nicolet Bankshares, Inc.(1)	95	5,311
Northeast Bank	307	5,268
Northrim BanCorp, Inc.	235	5,421
OceanFirst Financial Corp.	1,183	19,756
OFG Bancorp	2,503	30,411
Old National Bancorp	3,835	52,118
Old Second Bancorp, Inc.	1,859	14,314
Opus Bank	975	19,003
Origin Bancorp, Inc.	535	11,160
Orrstown Financial Services, Inc.	294	3,963
Pacific Premier Bancorp, Inc.	1,574	34,030
PacWest Bancorp	2,478	42,894
Park National Corp.	256	19,167
Parke Bancorp, Inc.	477	6,640
PCB Bancorp.	312	2,814
Peapack-Gladstone Financial Corp.	755	14,217
People's United Financial, Inc.	7,438	85,165
People's Utah Bancorp	755	18,701
Peoples Bancorp, Inc.	535	12,021
Pinnacle Financial Partners, Inc.	1,195	47,621
PNC Financial Services Group, Inc. (The)	5,365	611,825
Popular, Inc.	3,175	125,381
Preferred Bank	679	25,510
Premier Financial Bancorp, Inc.	295	3,912
Prosperity Bancshares, Inc.	1,428	93,377
QCR Holdings, Inc.	535	16,248
RBB Bancorp	538	6,903
Regions Financial Corp.	19,205	217,209
Reliant Bancorp, Inc.	238	3,332
Renasant Corp.	1,344	32,417
Republic Bancorp, Inc., Class A	446	14,294
S&T Bancorp, Inc.	910	20,238
Sandy Spring Bancorp, Inc.	952	23,086
Seacoast Banking Corp. of Florida(1)	755	16,421
ServisFirst Bancshares, Inc.	1,820	63,482
Sierra Bancorp	755	14,224
Signature Bank	1,650	169,801
Simmons First National Corp., Class A	2,478	42,498
SmartFinancial, Inc.	299	4,605

South Plains Financial, Inc.	455	6,006
South State Corp.	695	36,536
Southern First Bancshares, Inc.(1)	536	15,576
Southern National Bancorp of Virginia, Inc.	691	6,951
Southside Bancshares, Inc.	535	15,087
Spirit of Texas Bancshares, Inc.(1)	268	3,227
Sterling Bancorp	4,990	61,377
Stock Yards Bancorp, Inc.	535	18,206
Summit Financial Group, Inc.	452	7,594
SVB Financial Group(1)	1,376	295,496
Synovus Financial Corp.	4,715	90,481
TCF Financial Corp.	2,347	67,875
Texas Capital Bancshares, Inc.(1)	1,855	49,640
Tompkins Financial Corp.	291	18,726
Towne Bank	1,415	26,687
TriCo Bancshares	535	15,178
TriState Capital Holdings, Inc.(1)	982	14,681
Triumph Bancorp, Inc.(1)	535	13,134
Truist Financial Corp.	16,327	600,507
Trustmark Corp.	1,415	33,663
U.S. Bancorp	17,219	612,308
UMB Financial Corp.	1,155	59,228
Umpqua Holdings Corp.	5,419	61,722
United Bankshares, Inc.	2,243	65,226
United Community Banks, Inc.	2,075	40,566
United Security Bancshares	671	4,113
Univest Financial Corp.	755	12,412
Valley National Bancorp	10,544	84,141
Veritex Holdings, Inc.	975	17,082
Washington Trust Bancorp, Inc.	515	16,465
Webster Financial Corp.	1,852	52,412
Wells Fargo & Co.	44,457	1,176,777
WesBanco, Inc.	1,648	35,300
West BanCorp, Inc.	981	17,305
Westamerica BanCorp	535	31,554
Western Alliance Bancorp	3,446	131,465
Wintrust Financial Corp.	1,355	57,398
Zions Bancorp N.A.	6,029	198,384
		17,162,782
Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A(1)	239	134,970
Brown-Forman Corp., Class A	542	32,168
Brown-Forman Corp., Class B	5,424	357,604
Coca-Cola Co. (The)	22,744	1,061,690
Coca-Cola Consolidated, Inc.	95	23,126
Constellation Brands, Inc., Class A	2,075	358,353
Keurig Dr Pepper, Inc.	1,635	45,649
MGP Ingredients, Inc.	226	8,477
Molson Coors Beverage Co., Class B	2,703	102,606
Monster Beverage Corp.(1)	4,935	354,876
National Beverage Corp.(1)	315	17,949
New Age Beverages Corp.(1)	63	95
PepsiCo, Inc.	12,510	1,645,690
		4,143,253

Biotechnology — 3.0%
AbbVie, Inc.	7,310	677,418
ACADIA Pharmaceuticals, Inc.(1)	755	37,508
Acceleron Pharma, Inc.(1)	549	54,258
ADMA Biologics, Inc.(1)	40	132
Adverum Biotechnologies, Inc.(1)	1,223	25,231
Agenus, Inc.(1)	60	224
Agios Pharmaceuticals, Inc.(1)	264	13,659
Aimmune Therapeutics, Inc.(1)	471	7,823
Akebia Therapeutics, Inc.(1)	2,834	32,988
Alector, Inc.(1)	534	17,462
Alexion Pharmaceuticals, Inc.(1)	1,857	222,654
Alkermes plc(1)	2,743	44,876
Allogene Therapeutics, Inc.(1)	484	23,309
Alnylam Pharmaceuticals, Inc.(1)	979	132,429
Amgen, Inc.	5,820	1,336,854
AnaptysBio, Inc.(1)	688	13,127
Anika Therapeutics, Inc.(1)	315	10,562
Ardelyx, Inc.(1)	952	6,978
Arena Pharmaceuticals, Inc.(1)	2,955	176,620
Arrowhead Pharmaceuticals, Inc.(1)	5,155	166,197
Assembly Biosciences, Inc.(1)	247	4,814
Atara Biotherapeutics, Inc.(1)	291	3,347
Atreca, Inc., Class A(1)	257	4,747
Avid Bioservices, Inc.(1)	2,539	14,828
Avrobio, Inc.(1)	1,195	24,163
Beyondspring, Inc.(1)	15	255
Biogen, Inc.(1)	3,953	1,213,927
Biohaven Pharmaceutical Holding Co. Ltd.(1)	385	24,051
BioMarin Pharmaceutical, Inc.(1)	1,397	148,850
BioSpecifics Technologies Corp.(1)	54	3,359
Bluebird Bio, Inc.(1)	448	28,506
Blueprint Medicines Corp.(1)	6	391
Catalyst Pharmaceuticals, Inc.(1)	2,941	12,676
Coherus Biosciences, Inc.(1)	925	17,242
Cyclerion Therapeutics, Inc.(1)	6	24
Cytokinetics, Inc.(1)	2,302	47,674
CytomX Therapeutics, Inc.(1)	769	6,813
Deciphera Pharmaceuticals, Inc.(1)	14	820
Denali Therapeutics, Inc.(1)	1,305	36,318
Dicerna Pharmaceuticals, Inc.(1)	3,641	78,536
Eagle Pharmaceuticals, Inc.(1)	535	27,424
Editas Medicine, Inc.(1)	28	758
Eiger BioPharmaceuticals, Inc.(1)	2	24
Emergent BioSolutions, Inc.(1)	1,421	118,639
Enanta Pharmaceuticals, Inc.(1)	242	12,461
Esperion Therapeutics, Inc.(1)	1,025	43,429
Exact Sciences Corp.(1)	906	77,807
Exelixis, Inc.(1)	11,295	279,099
FibroGen, Inc.(1)	535	17,890
Frequency Therapeutics, Inc.(1)	398	7,387
G1 Therapeutics, Inc.(1)	511	8,672
Gilead Sciences, Inc.	21,632	1,683,619
Global Blood Therapeutics, Inc.(1)	709	49,573

Gossamer Bio, Inc.(1)	1,613	19,598
Halozyme Therapeutics, Inc.(1)	18	437
Harpoon Therapeutics, Inc.(1)	7	152
Heron Therapeutics, Inc.(1)	501	9,128
ImmunoGen, Inc.(1)	7,232	33,846
Incyte Corp.(1)	1,635	166,623
Intellia Therapeutics, Inc.(1)	281	4,920
Ionis Pharmaceuticals, Inc.(1)	755	42,439
Iovance Biotherapeutics, Inc.(1)	1,083	34,753
Ironwood Pharmaceuticals, Inc.(1)	714	6,947
Kadmon Holdings, Inc.(1)	2,484	11,029
Karyopharm Therapeutics, Inc.(1)	2,788	51,550
Kura Oncology, Inc.(1)	985	16,834
Ligand Pharmaceuticals, Inc.(1)	285	28,947
MacroGenics, Inc.(1)	2	39
Madrigal Pharmaceuticals, Inc.(1)	122	14,154
Mirati Therapeutics, Inc.(1)	95	9,423
Mirum Pharmaceuticals, Inc.(1)	536	9,032
Moderna, Inc.(1)	1,415	87,023
Momenta Pharmaceuticals, Inc.(1)	975	30,693
Myriad Genetics, Inc.(1)	755	10,970
Neurocrine Biosciences, Inc.(1)	535	66,747
OPKO Health, Inc.(1)	5,640	12,859
PDL BioPharma, Inc.(1)	1,629	5,327
Pfenex, Inc.(1)	511	3,735
Protagonist Therapeutics, Inc.(1)	3	50
Prothena Corp. plc(1)	516	5,501
Radius Health, Inc.(1)	755	9,558
Regeneron Pharmaceuticals, Inc.(1)	1,807	1,107,348
REGENXBIO, Inc.(1)	690	25,985
Retrophin, Inc.(1)	280	4,392
Sage Therapeutics, Inc.(1)	387	13,824
Sangamo Therapeutics, Inc.(1)	2,295	25,681
Sarepta Therapeutics, Inc.(1)	95	14,466
Seattle Genetics, Inc.(1)	535	84,107
Solid Biosciences, Inc.(1)	3	9
Spectrum Pharmaceuticals, Inc.(1)	304	894
Syndax Pharmaceuticals, Inc.(1)	77	1,247
TCR2 Therapeutics, Inc.(1)	2	20
Turning Point Therapeutics, Inc.(1)	675	46,744
United Therapeutics Corp.(1)	1,572	185,417
Vanda Pharmaceuticals, Inc.(1)	678	7,946
Veracyte, Inc.(1)	21	524
Vericel Corp.(1)	8	115
Vertex Pharmaceuticals, Inc.(1)	2,515	724,219
Viking Therapeutics, Inc.(1)	683	4,883
Voyager Therapeutics, Inc.(1)	1,415	17,122
Xencor, Inc.(1)	755	22,839
		9,978,528
Building Products — 0.8%
AAON, Inc.	746	40,411
Advanced Drainage Systems, Inc.	2,295	101,760
Allegion plc	1,635	163,010
Alpha Pro Tech Ltd.(1)	545	6,785

AO Smith Corp.	2,295	109,013
Apogee Enterprises, Inc.	1,195	24,677
Armstrong Flooring, Inc.(1)	294	1,005
Armstrong World Industries, Inc.	2,295	173,020
Builders FirstSource, Inc.(1)	4,267	88,796
Carrier Global Corp.(1)	2,870	58,749
CSW Industrials, Inc.	315	22,541
Fortune Brands Home & Security, Inc.	1,670	101,803
Gibraltar Industries, Inc.(1)	943	41,501
Insteel Industries, Inc.	744	13,132
JELD-WEN Holding, Inc.(1)	2,735	37,278
Johnson Controls International plc	8,110	254,735
Lennox International, Inc.	95	20,315
Masco Corp.	2,020	94,233
Masonite International Corp.(1)	1,358	90,144
Owens Corning	4,495	235,988
Patrick Industries, Inc.	1,212	62,866
PGT Innovations, Inc.(1)	2,295	31,235
Quanex Building Products Corp.	1,427	17,695
Simpson Manufacturing Co., Inc.	1,869	149,632
Trane Technologies plc	1,636	147,584
Trex Co., Inc.(1)	2,735	328,528
UFP Industries, Inc.	2,955	135,132
		2,551,568
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	315	20,985
Ameriprise Financial, Inc.	4,055	567,984
Ares Management Corp., Class A	975	36,816
Artisan Partners Asset Management, Inc., Class A	2,678	77,582
Assetmark Financial Holdings, Inc.(1)	84	2,243
B. Riley Financial, Inc.	1,171	22,518
Bank of New York Mellon Corp. (The)	12,146	451,467
BGC Partners, Inc., Class A	5,815	14,974
BlackRock, Inc.	977	516,481
Cboe Global Markets, Inc.	975	103,799
Charles Schwab Corp. (The)	17,076	613,199
CME Group, Inc.	3,399	620,657
Cohen & Steers, Inc.	975	61,961
Cowen, Inc., Class A	1,641	21,448
Diamond Hill Investment Group, Inc.	95	9,971
E*TRADE Financial Corp.	5,375	244,778
Eaton Vance Corp.	3,835	138,252
Evercore, Inc., Class A	1,149	63,321
FactSet Research Systems, Inc.	535	164,518
Federated Hermes, Inc.	1,195	26,457
Franklin Resources, Inc.	3,175	59,912
Goldman Sachs Group, Inc. (The)	5,167	1,015,264
Hamilton Lane, Inc., Class A	726	53,121
Houlihan Lokey, Inc.	535	32,357
Interactive Brokers Group, Inc., Class A	315	13,340
Intercontinental Exchange, Inc.	4,498	437,431
INTL FCStone, Inc.(1)	535	27,290
Invesco Ltd.	10,707	85,335
Janus Henderson Group plc	5,575	120,197

KKR & Co., Inc., Class A	6,475	179,681
Lazard Ltd., Class A	4,715	126,645
Legg Mason, Inc.	2,075	103,397
LPL Financial Holdings, Inc.	1,415	101,017
MarketAxess Holdings, Inc.	315	160,206
Moelis & Co., Class A	1,402	47,149
Moody's Corp.	2,515	672,536
Morgan Stanley	24,839	1,097,884
Morningstar, Inc.	315	48,296
MSCI, Inc.	488	160,479
Nasdaq, Inc.	537	63,613
Northern Trust Corp.	4,924	389,045
Oppenheimer Holdings, Inc., Class A	278	5,888
Piper Sandler Cos.	502	29,939
Pzena Investment Management, Inc., Class A	14	57
Raymond James Financial, Inc.	3,880	268,806
S&P Global, Inc.	3,123	1,015,037
Safeguard Scientifics, Inc.	2	13
SEI Investments Co.	4,133	224,091
State Street Corp.	5,654	344,668
Stifel Financial Corp.	2,295	109,494
T. Rowe Price Group, Inc.	6,035	729,632
TD Ameritrade Holding Corp.	5,471	203,904
Victory Capital Holdings, Inc., Class A	460	7,687
Virtu Financial, Inc., Class A	270	6,440
Virtus Investment Partners, Inc.	250	23,245
Waddell & Reed Financial, Inc., Class A	2,735	35,664
WisdomTree Investments, Inc.	1,342	4,013
		11,782,184
Chemicals — 2.4%
AdvanSix, Inc.(1)	924	10,940
Air Products and Chemicals, Inc.	2,735	660,913
Albemarle Corp.	2,470	189,004
Ashland Global Holdings, Inc.	1,808	121,425
Axalta Coating Systems Ltd.(1)	4,466	103,209
Balchem Corp.	293	29,490
Cabot Corp.	2,324	83,013
Celanese Corp.	3,835	344,805
CF Industries Holdings, Inc.	2,955	86,788
Chase Corp.	95	9,467
Chemours Co. (The)	9,425	123,562
Corteva, Inc.	18,105	494,448
Dow, Inc.	11,650	449,690
DuPont de Nemours, Inc.	10,286	521,809
Eastman Chemical Co.	3,225	219,558
Ecolab, Inc.	1,877	399,013
Element Solutions, Inc.(1)	2,515	27,388
Ferro Corp.(1)	5,143	61,819
FMC Corp.	4,068	400,332
FutureFuel Corp.	318	4,159
GCP Applied Technologies, Inc.(1)	1,583	31,882
H.B. Fuller Co.	315	11,850
Hawkins, Inc.	535	22,952
Huntsman Corp.	1,855	33,668

Ingevity Corp.(1)	478	25,176
Innospec, Inc.	948	73,081
International Flavors & Fragrances, Inc.	315	41,955
Koppers Holdings, Inc.(1)	755	12,510
Kronos Worldwide, Inc.	462	4,509
Linde plc	4,282	866,420
Livent Corp.(1)	7,620	51,359
LyondellBasell Industries NV, Class A	6,974	444,662
Minerals Technologies, Inc.	929	45,809
Mosaic Co. (The)	8,309	100,456
NewMarket Corp.	307	133,892
Olin Corp.	6,717	80,806
Orion Engineered Carbons SA	3,804	42,072
PolyOne Corp.	1,785	44,232
PPG Industries, Inc.	2,515	255,700
PQ Group Holdings, Inc.(1)	670	8,409
Quaker Chemical Corp.	69	11,789
Rayonier Advanced Materials, Inc.	56	122
RPM International, Inc.	1,201	89,811
Scotts Miracle-Gro Co. (The)	1,195	170,371
Sensient Technologies Corp.	1,145	57,387
Sherwin-Williams Co. (The)	760	451,326
Stepan Co.	721	70,052
Trecora Resources(1)	63	403
Tredegar Corp.	1,615	24,726
Trinseo SA	2,048	42,148
Tronox Holdings plc, Class A	5,011	33,273
Valvoline, Inc.	1,635	30,002
Westlake Chemical Corp.	1,165	55,571
WR Grace & Co.	2,012	105,026
		7,814,239
Commercial Services and Supplies — 0.8%
ABM Industries, Inc.	537	16,502
ACCO Brands Corp.	978	6,054
ADT, Inc.	1,368	9,685
Brady Corp., Class A	948	48,471
Brink's Co. (The)	1,152	46,195
Casella Waste Systems, Inc., Class A(1)	1,415	72,094
Cimpress plc(1)	473	42,632
Cintas Corp.	755	187,210
Clean Harbors, Inc.(1)	1,855	110,169
Copart, Inc.(1)	5,186	463,577
Covanta Holding Corp.	2,294	20,646
Deluxe Corp.	315	7,349
Ennis, Inc.	1,195	21,271
Harsco Corp.(1)	15	167
Healthcare Services Group, Inc.	975	23,322
Heritage-Crystal Clean, Inc.(1)	601	10,193
Herman Miller, Inc.	3,345	77,002
HNI Corp.	1,651	42,051
IAA, Inc.(1)	971	39,811
Interface, Inc.	1,855	15,749
KAR Auction Services, Inc.	2,955	42,404
Kimball International, Inc., Class B	2,254	25,222

Knoll, Inc.	1,593	16,822
McGrath RentCorp	1,346	75,053
Mobile Mini, Inc.	535	17,141
MSA Safety, Inc.	315	37,466
PICO Holdings, Inc.(1)	470	3,939
Pitney Bowes, Inc.	2,255	5,344
Quad/Graphics, Inc.	1,198	3,414
Republic Services, Inc.	755	64,522
Rollins, Inc.	1,195	49,951
Steelcase, Inc., Class A	4,053	46,934
Stericycle, Inc.(1)	86	4,715
Team, Inc.(1)	1,195	5,891
Tetra Tech, Inc.	535	42,212
UniFirst Corp.	365	65,627
US Ecology, Inc.	7	236
Viad Corp.	296	5,429
VSE Corp.	225	5,850
Waste Connections, Inc.	2,075	195,133
Waste Management, Inc.	5,815	620,751
		2,594,206
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	733	171,126
Ciena Corp.(1)	4,510	249,223
Cisco Systems, Inc.	24,141	1,154,423
Comtech Telecommunications Corp.	755	13,447
EchoStar Corp., Class A(1)	1,415	44,091
Extreme Networks, Inc.(1)	3,395	11,204
F5 Networks, Inc.(1)	970	140,572
Infinera Corp.(1)	4,935	24,576
InterDigital, Inc.	525	28,859
Juniper Networks, Inc.	2,955	71,688
Lumentum Holdings, Inc.(1)	2,701	198,037
Motorola Solutions, Inc.	981	132,759
NETGEAR, Inc.(1)	1,147	29,512
NetScout Systems, Inc.(1)	976	26,811
Ubiquiti, Inc.	95	17,519
ViaSat, Inc.(1)	755	31,710
Viavi Solutions, Inc.(1)	3,835	44,448
		2,390,005
Construction and Engineering — 0.2%
AECOM(1)	535	20,742
Aegion Corp.(1)	1,195	17,937
Ameresco, Inc., Class A(1)	496	10,644
Arcosa, Inc.	975	37,216
Argan, Inc.	72	2,663
Comfort Systems USA, Inc.	535	19,795
Construction Partners, Inc., Class A(1)	671	11,877
Dycom Industries, Inc.(1)	962	40,500
EMCOR Group, Inc.	1,057	67,172
Fluor Corp.	1,195	13,874
Great Lakes Dredge & Dock Corp.(1)	3,615	33,511
HC2 Holdings, Inc.(1)	2,790	7,366
IES Holdings, Inc.(1)	240	5,616
Jacobs Engineering Group, Inc.	978	82,172

MasTec, Inc.(1)	2,955	115,688
MYR Group, Inc.(1)	535	15,413
Northwest Pipe Co.(1)	264	6,624
Orion Group Holdings, Inc.(1)	8	21
Primoris Services Corp.	1,635	27,288
Quanta Services, Inc.	3,348	123,642
Sterling Construction Co., Inc.(1)	49	443
Tutor Perini Corp.(1)	2,111	22,166
Valmont Industries, Inc.	936	106,704
WillScot Corp.(1)	1,415	18,876
		807,950
Construction Materials — 0.2%
Eagle Materials, Inc.	1,806	120,569
Martin Marietta Materials, Inc.	943	181,141
Summit Materials, Inc., Class A(1)	975	14,810
US Concrete, Inc.(1)	468	9,762
Vulcan Materials Co.	1,855	200,934
		527,216
Consumer Finance — 1.1%
Ally Financial, Inc.	14,050	245,032
American Express Co.	10,951	1,041,112
Capital One Financial Corp.	10,936	744,085
Credit Acceptance Corp.(1)	298	110,206
Discover Financial Services	8,550	406,210
Elevate Credit, Inc.(1)	1,604	2,727
Encore Capital Group, Inc.(1)	535	16,997
Enova International, Inc.(1)	28	396
FirstCash, Inc.	315	21,978
Green Dot Corp., Class A(1)	1,629	62,195
LendingClub Corp.(1)	1,635	8,747
LendingTree, Inc.(1)	4	1,040
Navient Corp.	10,513	78,217
Nelnet, Inc., Class A	948	46,727
OneMain Holdings, Inc.	4,018	93,740
PRA Group, Inc.(1)	975	33,267
Regional Management Corp.(1)	757	12,006
Santander Consumer USA Holdings, Inc.	5,142	84,997
SLM Corp.	19,695	149,288
Synchrony Financial	18,999	387,010
World Acceptance Corp.(1)	95	6,318
		3,552,295
Containers and Packaging — 0.7%
Amcor plc	7,450	76,064
AptarGroup, Inc.	1,641	182,791
Ardagh Group SA	68	819
Avery Dennison Corp.	2,324	257,197
Ball Corp.	2,735	194,896
Berry Global Group, Inc.(1)	2,936	131,856
Crown Holdings, Inc.(1)	2,075	135,767
Graphic Packaging Holding Co.	5,815	84,143
Greif, Inc., Class A	33	1,121
International Paper Co.	11,615	395,491
O-I Glass, Inc.	2,515	19,265
Packaging Corp. of America	3,395	344,287

Sealed Air Corp.	755	24,235
Silgan Holdings, Inc.	1,136	37,988
Sonoco Products Co.	2,328	120,614
UFP Technologies, Inc.(1)	85	3,843
WestRock Co.	8,737	245,160
		2,255,537
Distributors — 0.2%
Core-Mark Holding Co., Inc.	755	21,125
Funko, Inc., Class A(1)	2	11
Genuine Parts Co.	1,819	151,723
LKQ Corp.(1)	2,515	69,062
Pool Corp.	1,415	380,663
Weyco Group, Inc.	41	766
		623,350
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	535	17,901
American Public Education, Inc.(1)	227	7,135
Bright Horizons Family Solutions, Inc.(1)	447	50,010
Chegg, Inc.(1)	535	32,678
Collectors Universe, Inc.	755	16,791
frontdoor, Inc.(1)	759	34,648
Graham Holdings Co., Class B	30	10,747
Grand Canyon Education, Inc.(1)	778	75,925
H&R Block, Inc.	4,715	80,155
K12, Inc.(1)	695	17,111
Laureate Education, Inc., Class A(1)	1,855	18,049
OneSpaWorld Holdings Ltd.	1,415	9,254
Perdoceo Education Corp.(1)	3,441	56,019
Service Corp. International	1,855	73,143
ServiceMaster Global Holdings, Inc.(1)	487	16,022
Strategic Education, Inc.	247	41,899
Universal Technical Institute, Inc.(1)	731	5,417
WW International, Inc.(1)	535	12,787
		575,691
Diversified Financial Services — 0.7%
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,195	14,101
Berkshire Hathaway, Inc., Class B(1)	9,661	1,792,888
Cannae Holdings, Inc.(1)	1,195	44,012
Equitable Holdings, Inc.	10,530	201,228
FGL Holdings	7,675	64,010
Jefferies Financial Group, Inc.	8,550	125,257
Marlin Business Services Corp.	132	989
Voya Financial, Inc.	3,194	143,890
		2,386,375
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	57,318	1,768,834
ATN International, Inc.	315	18,711
CenturyLink, Inc.	11,410	112,160
Cogent Communications Holdings, Inc.	394	30,149
Consolidated Communications Holdings, Inc.(1)	165	1,000
GCI Liberty, Inc., Class A(1)	1,635	113,126
Iridium Communications, Inc.(1)	3,823	87,929
Verizon Communications, Inc.	57,585	3,304,227

Vonage Holdings Corp.(1)	2,075	19,982
		5,456,118
Electric Utilities — 2.1%
ALLETE, Inc.	1,195	70,182
Alliant Energy Corp.	4,525	223,354
American Electric Power Co., Inc.	8,530	727,182
Avangrid, Inc.	719	31,981
Duke Energy Corp.	3,617	309,724
Edison International	7,010	407,351
Entergy Corp.	5,155	524,882
Evergy, Inc.	4,515	278,530
Eversource Energy	2,735	228,920
Exelon Corp.	17,651	676,210
FirstEnergy Corp.	7,829	330,854
Hawaiian Electric Industries, Inc.	3,812	150,422
IDACORP, Inc.	1,150	107,215
MGE Energy, Inc.	315	21,385
NextEra Energy, Inc.	2,060	526,454
NRG Energy, Inc.	1,419	51,155
OGE Energy Corp.	3,429	107,396
Otter Tail Corp.	535	22,957
Pinnacle West Capital Corp.	3,395	264,470
PNM Resources, Inc.	1,864	76,088
Portland General Electric Co.	3,403	160,315
PPL Corp.	10,790	301,473
Southern Co. (The)	11,038	629,939
Spark Energy, Inc., Class A	2	16
Xcel Energy, Inc.	11,638	756,819
		6,985,274
Electrical Equipment — 0.6%
Acuity Brands, Inc.	704	60,650
Allied Motion Technologies, Inc.	68	2,461
AMETEK, Inc.	1,855	170,122
Atkore International Group, Inc.(1)	2,509	67,342
AZZ, Inc.	535	16,938
Eaton Corp. plc	4,055	344,269
Emerson Electric Co.	4,325	263,911
Encore Wire Corp.	535	25,835
Generac Holdings, Inc.(1)	777	86,457
GrafTech International Ltd.	82	561
Hubbell, Inc.	535	65,495
LSI Industries, Inc.	945	5,802
nVent Electric plc	1,582	28,998
Orion Energy Systems, Inc.(1)	1,671	7,486
Plug Power, Inc.(1)	322	1,356
Powell Industries, Inc.	231	6,145
Regal Beloit Corp.	1,182	94,016
Rockwell Automation, Inc.	2,303	497,816
Sensata Technologies Holding plc(1)	1,182	42,138
Sunrun, Inc.(1)	4,715	78,740
Thermon Group Holdings, Inc.(1)	285	4,569
TPI Composites, Inc.(1)	2,012	41,749
		1,912,856

Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	1,635	157,876
Arrow Electronics, Inc.(1)	2,553	176,361
Avnet, Inc.	3,835	104,465
Badger Meter, Inc.	755	46,198
Benchmark Electronics, Inc.	1,855	39,307
CDW Corp.	2,295	254,538
Cognex Corp.	1,635	92,770
Coherent, Inc.(1)	755	109,634
Corning, Inc.	13,931	317,488
CTS Corp.	755	16,112
Dolby Laboratories, Inc., Class A	1,195	72,572
ePlus, Inc.(1)	319	23,514
Fabrinet(1)	535	34,208
FARO Technologies, Inc.(1)	315	17,728
Flex Ltd.(1)	22,718	220,592
FLIR Systems, Inc.	1,635	75,537
II-VI, Inc.(1)	1,195	56,798
Insight Enterprises, Inc.(1)	704	36,087
IPG Photonics Corp.(1)	674	104,740
Itron, Inc.(1)	95	6,120
Jabil, Inc.	6,695	200,314
Keysight Technologies, Inc.(1)	2,515	271,947
Kimball Electronics, Inc.(1)	1,132	16,063
Knowles Corp.(1)	1,195	17,973
Littelfuse, Inc.	95	15,437
Methode Electronics, Inc.	755	23,669
National Instruments Corp.	2,295	88,862
Novanta, Inc.(1)	314	32,251
OSI Systems, Inc.(1)	315	23,868
PC Connection, Inc.	243	10,517
Plexus Corp.(1)	315	20,229
Rogers Corp.(1)	262	28,364
Sanmina Corp.(1)	3,395	90,341
ScanSource, Inc.(1)	993	24,477
SYNNEX Corp.	1,809	192,930
TE Connectivity Ltd.	5,155	418,844
Trimble, Inc.(1)	755	29,536
TTM Technologies, Inc.(1)	3,835	44,371
Vishay Intertechnology, Inc.	3,615	58,780
Vishay Precision Group, Inc.(1)	449	10,605
Zebra Technologies Corp., Class A(1)	315	82,316
		3,664,339
Energy Equipment and Services — 0.4%
Apergy Corp.(1)	755	6,848
Archrock, Inc.	7,406	47,028
Aspen Aerogels, Inc.(1)	505	3,131
Baker Hughes Co.	975	16,097
Cactus, Inc., Class A	2,259	43,102
Core Laboratories NV	315	6,369
DMC Global, Inc.	535	15,274
Dril-Quip, Inc.(1)	925	28,111
Era Group, Inc.(1)	14	70
Exterran Corp.(1)	1,863	11,961

Frank's International NV(1)	1,179	2,653
Geospace Technologies Corp.(1)	293	2,309
Halliburton Co.	29,528	346,954
Helix Energy Solutions Group, Inc.(1)	3,175	10,668
Helmerich & Payne, Inc.	3,614	72,750
Liberty Oilfield Services, Inc., Class A	1,403	7,225
Matrix Service Co.(1)	1,415	15,593
National Energy Services Reunited Corp.(1)	276	1,568
National Oilwell Varco, Inc.	12,767	159,205
Newpark Resources, Inc.(1)	3,395	6,858
NexTier Oilfield Solutions, Inc.(1)	9,445	27,391
Oceaneering International, Inc.(1)	4,545	29,179
Oil States International, Inc.(1)	1,855	7,865
Patterson-UTI Energy, Inc.	9,231	34,062
ProPetro Holding Corp.(1)	2,735	13,538
RPC, Inc.(1)	1,413	4,493
Schlumberger Ltd.	8,927	164,882
SEACOR Holdings, Inc.(1)	315	8,442
SEACOR Marine Holdings, Inc.(1)	469	727
Select Energy Services, Inc., Class A(1)	1,211	7,193
Solaris Oilfield Infrastructure, Inc., Class A	1,855	12,855
TechnipFMC plc	4,495	33,263
Tidewater, Inc.(1)	485	2,313
Transocean Ltd.(1)	10,726	14,266
US Silica Holdings, Inc.	905	2,670
		1,166,913
Entertainment — 1.3%
Activision Blizzard, Inc.	5,375	386,892
Cinemark Holdings, Inc.	1,635	24,574
Electronic Arts, Inc.(1)	3,395	417,178
Eros International plc(1)	2,808	9,070
IMAX Corp.(1)	1,415	17,843
Liberty Media Corp.-Liberty Braves, Class C(1)	1,610	35,339
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,295	79,522
Live Nation Entertainment, Inc.(1)	1,195	58,746
Madison Square Garden Entertainment Corp.(1)	95	7,527
Madison Square Garden Sports Corp., Class A(1)	95	16,210
Marcus Corp. (The)	535	7,212
Netflix, Inc.(1)	4,749	1,993,298
Roku, Inc.(1)	315	34,496
Take-Two Interactive Software, Inc.(1)	2,955	402,382
Walt Disney Co. (The)	6,741	790,719
World Wrestling Entertainment, Inc., Class A	95	4,396
Zynga, Inc., Class A(1)	7,230	66,154
		4,351,558
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	669	8,670
BJ's Wholesale Club Holdings, Inc.(1)	1,046	37,656
Casey's General Stores, Inc.	1,833	292,785
Costco Wholesale Corp.	5,829	1,798,072
HF Foods Group, Inc.(1)	676	4,840
Ingles Markets, Inc., Class A	755	32,171
Kroger Co. (The)	27,060	882,697
Performance Food Group Co.(1)	42	1,119

PriceSmart, Inc.	714	38,827
SpartanNash Co.	2,082	44,576
Sprouts Farmers Market, Inc.(1)	4,476	112,482
Sysco Corp.	7,450	410,942
United Natural Foods, Inc.(1)	1,569	30,752
US Foods Holding Corp.(1)	1,613	30,873
Village Super Market, Inc., Class A	763	18,259
Walgreens Boots Alliance, Inc.	11,458	492,007
Walmart, Inc.	12,290	1,524,697
Weis Markets, Inc.	707	39,401
		5,800,826
Food Products — 1.3%
Archer-Daniels-Midland Co.	8,076	317,468
B&G Foods, Inc.	2,325	53,987
Beyond Meat, Inc.(1)	19	2,438
Bunge Ltd.	6,113	238,529
Cal-Maine Foods, Inc.(1)	315	14,036
Calavo Growers, Inc.	483	28,260
Campbell Soup Co.	3,395	173,077
Conagra Brands, Inc.	1,855	64,535
Darling Ingredients, Inc.(1)	7,024	163,729
Flowers Foods, Inc.	7,003	165,201
Fresh Del Monte Produce, Inc.	943	23,471
General Mills, Inc.	3,835	241,758
Hain Celestial Group, Inc. (The)(1)	1,718	54,083
Hershey Co. (The)	3,606	489,262
Hormel Foods Corp.	3,615	176,521
Hostess Brands, Inc.(1)	2,295	27,712
Ingredion, Inc.	1,675	141,085
J&J Snack Foods Corp.	305	39,232
J.M. Smucker Co. (The)	1,195	136,146
John B Sanfilippo & Son, Inc.	488	42,427
Kellogg Co.	2,515	164,255
Kraft Heinz Co. (The)	3,835	116,852
Lamb Weston Holdings, Inc.	4,876	292,853
Lancaster Colony Corp.	315	48,340
Landec Corp.(1)	505	5,388
McCormick & Co., Inc.	542	94,937
Mondelez International, Inc., Class A	10,090	525,891
Pilgrim's Pride Corp.(1)	1,855	38,343
Post Holdings, Inc.(1)	315	27,424
Sanderson Farms, Inc.	304	40,134
Seaboard Corp.	2	5,880
Seneca Foods Corp., Class A(1)	235	8,570
Tootsie Roll Industries, Inc.	546	19,449
TreeHouse Foods, Inc.(1)	315	16,604
Tyson Foods, Inc., Class A	2,955	181,555
		4,179,432
Gas Utilities — 0.2%
Atmos Energy Corp.	1,415	145,434
Chesapeake Utilities Corp.	262	23,669
National Fuel Gas Co.	1,815	76,175
New Jersey Resources Corp.	1,140	40,037
Northwest Natural Holding Co.	755	48,403

ONE Gas, Inc.	947	79,520
South Jersey Industries, Inc.	56	1,588
Southwest Gas Holdings, Inc.	1,387	105,343
Spire, Inc.	318	23,188
Star Group LP	959	7,576
UGI Corp.	2,701	86,000
		636,933
Health Care Equipment and Supplies — 2.7%
Abbott Laboratories	8,127	771,415
ABIOMED, Inc.(1)	256	57,318
Align Technology, Inc.(1)	1,441	353,938
AngioDynamics, Inc.(1)	487	4,972
Apyx Medical Corp.(1)	531	2,358
Atrion Corp.	10	6,420
Avanos Medical, Inc.(1)	535	15,547
Axogen, Inc.(1)	1,416	13,735
Baxter International, Inc.	8,494	764,545
Becton Dickinson and Co.	1,169	288,661
Boston Scientific Corp.(1)	5,815	220,912
Cardiovascular Systems, Inc.(1)	315	12,197
Cooper Cos., Inc. (The)	535	169,584
CryoLife, Inc.(1)	981	22,298
Danaher Corp.	2,741	456,678
DENTSPLY SIRONA, Inc.	2,295	106,763
DexCom, Inc.(1)	447	169,105
Edwards Lifesciences Corp.(1)	2,075	466,294
FONAR Corp.(1)	227	5,425
Glaukos Corp.(1)	488	19,022
Globus Medical, Inc., Class A(1)	1,352	73,887
Haemonetics Corp.(1)	896	98,273
Hill-Rom Holdings, Inc.	315	32,026
Hologic, Inc.(1)	1,855	98,315
ICU Medical, Inc.(1)	326	65,076
IDEXX Laboratories, Inc.(1)	2,295	708,880
Inogen, Inc.(1)	88	3,344
Insulet Corp.(1)	639	120,496
Integer Holdings Corp.(1)	671	53,130
Integra LifeSciences Holdings Corp.(1)	535	27,879
Intuitive Surgical, Inc.(1)	963	558,569
Lantheus Holdings, Inc.(1)	1,830	25,126
LivaNova plc(1)	2,489	133,137
Masimo Corp.(1)	717	172,216
Medtronic plc	8,493	837,240
Meridian Bioscience, Inc.(1)	1,884	29,127
Merit Medical Systems, Inc.(1)	1,053	47,375
Natus Medical, Inc.(1)	1,421	30,409
Neogen Corp.(1)	535	38,103
Nevro Corp.(1)	271	34,038
Novocure Ltd.(1)	315	21,240
NuVasive, Inc.(1)	857	51,934
OraSure Technologies, Inc.(1)	721	10,483
Orthofix Medical, Inc.(1)	505	17,210
Oxford Immunotec Global plc(1)	520	6,370
Penumbra, Inc.(1)	313	53,968

Quidel Corp.(1)	536	93,800
ResMed, Inc.	1,635	262,941
Shockwave Medical, Inc.(1)	21	924
Sientra, Inc.(1)	6	23
STERIS plc	755	125,247
Stryker Corp.	1,661	325,108
Surmodics, Inc.(1)	536	19,821
Tandem Diabetes Care, Inc.(1)	97	8,066
Teleflex, Inc.	223	80,918
Utah Medical Products, Inc.	44	4,377
Varex Imaging Corp.(1)	757	14,201
Varian Medical Systems, Inc.(1)	1,598	193,981
West Pharmaceutical Services, Inc.	1,415	305,697
Zimmer Biomet Holdings, Inc.	1,855	234,361
		8,944,503
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc.(1)	535	15,306
Amedisys, Inc.(1)	315	60,496
AmerisourceBergen Corp.	1,635	155,881
AMN Healthcare Services, Inc.(1)	979	43,428
Anthem, Inc.	1,651	485,576
Brookdale Senior Living, Inc.(1)	9,870	36,124
Cardinal Health, Inc.	2,295	125,514
Centene Corp.(1)	8,068	534,505
Chemed Corp.	268	128,241
Cigna Corp.	982	193,768
CorVel Corp.(1)	315	21,385
Cross Country Healthcare, Inc.(1)	3,621	21,979
CVS Health Corp.	4,706	308,572
DaVita, Inc.(1)	315	25,502
Encompass Health Corp.	755	55,304
Ensign Group, Inc. (The)	2,054	89,801
Guardant Health, Inc.(1)	446	40,314
Hanger, Inc.(1)	327	6,004
HCA Healthcare, Inc.	1,416	151,370
HealthEquity, Inc.(1)	540	33,464
Henry Schein, Inc.(1)	1,855	112,636
Humana, Inc.	2,971	1,220,041
InfuSystem Holdings, Inc.(1)	958	11,122
Joint Corp. (The)(1)	513	7,751
Laboratory Corp. of America Holdings(1)	446	78,193
LHC Group, Inc.(1)	95	15,438
Magellan Health, Inc.(1)	505	37,870
McKesson Corp.	1,456	231,024
Molina Healthcare, Inc.(1)	2,058	382,418
National HealthCare Corp.	171	11,469
National Research Corp.	486	27,566
Owens & Minor, Inc.	4,715	37,390
Patterson Cos., Inc.	4,055	79,843
Pennant Group, Inc. (The)(1)	539	13,739
Premier, Inc., Class A(1)	2,690	93,585
Providence Service Corp. (The)(1)	294	23,667
Quest Diagnostics, Inc.	757	89,538
R1 RCM, Inc.(1)	739	7,841

RadNet, Inc.(1)	1,642	27,980
Select Medical Holdings Corp.(1)	9	145
Tenet Healthcare Corp.(1)	731	15,907
Triple-S Management Corp., Class B(1)	275	5,472
UnitedHealth Group, Inc.	5,860	1,786,421
Universal Health Services, Inc., Class B	1,806	190,443
		7,040,033
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	2,298	14,523
Cerner Corp.	8,770	639,333
Change Healthcare, Inc.(1)	5,369	67,005
Evolent Health, Inc., Class A(1)	914	8,116
HealthStream, Inc.(1)	755	17,199
HMS Holdings Corp.(1)	6	187
NextGen Healthcare, Inc.(1)	489	5,047
Simulations Plus, Inc.	1,198	60,703
Teladoc Health, Inc.(1)	95	16,536
Veeva Systems, Inc., Class A(1)	1,195	261,550
Vocera Communications, Inc.(1)	540	10,600
		1,100,799
Hotels, Restaurants and Leisure — 1.6%
Aramark	3,354	86,835
BJ's Restaurants, Inc.	935	20,308
Bloomin' Brands, Inc.	2,519	28,742
Boyd Gaming Corp.	755	16,142
Brinker International, Inc.	269	7,088
Caesars Entertainment Corp.(1)	7,010	79,844
Carnival Corp.	5,375	84,603
Carrols Restaurant Group, Inc.(1)	62	266
Century Casinos, Inc.(1)	4	22
Cheesecake Factory, Inc. (The)	1,170	25,132
Chipotle Mexican Grill, Inc.(1)	369	370,443
Choice Hotels International, Inc.	251	20,288
Churchill Downs, Inc.	937	124,312
Chuy's Holdings, Inc.(1)	975	15,590
Cracker Barrel Old Country Store, Inc.	1,132	121,271
Darden Restaurants, Inc.	3,395	260,940
Dave & Buster's Entertainment, Inc.	535	7,057
Denny's Corp.(1)	975	10,574
Dine Brands Global, Inc.	32	1,452
Domino's Pizza, Inc.	95	36,655
Dunkin' Brands Group, Inc.	535	34,170
Eldorado Resorts, Inc.(1)	763	27,056
Extended Stay America, Inc.	5,595	64,343
Fiesta Restaurant Group, Inc.(1)	256	2,107
Golden Entertainment, Inc.(1)	1,145	13,963
Hilton Grand Vacations, Inc.(1)	5,355	115,347
Hilton Worldwide Holdings, Inc.	1,638	129,910
Hyatt Hotels Corp., Class A	937	51,619
J Alexander's Holdings, Inc.(1)	14	59
Jack in the Box, Inc.	95	6,367
Las Vegas Sands Corp.	7,230	346,606
Lindblad Expeditions Holdings, Inc.(1)	1,635	12,835
Marriott International, Inc., Class A	3,175	280,987

Marriott Vacations Worldwide Corp.	315	28,296
McDonald's Corp.	3,841	715,655
MGM Resorts International	6,082	104,489
Monarch Casino & Resort, Inc.(1)	315	12,644
Norwegian Cruise Line Holdings Ltd.(1)	6,035	94,508
Papa John's International, Inc.	227	17,681
Penn National Gaming, Inc.(1)	6,339	207,983
Planet Fitness, Inc., Class A(1)	535	34,577
Playa Hotels & Resorts NV(1)	3,175	8,287
RCI Hospitality Holdings, Inc.	228	3,304
Red Lion Hotels Corp.(1)	280	493
Red Robin Gourmet Burgers, Inc.(1)	755	10,464
Red Rock Resorts, Inc., Class A	3,630	50,094
Royal Caribbean Cruises Ltd.	2,007	104,103
Ruth's Hospitality Group, Inc.	1,195	9,691
Scientific Games Corp., Class A(1)	459	7,220
SeaWorld Entertainment, Inc.(1)	2,735	49,394
Six Flags Entertainment Corp.	493	11,329
Starbucks Corp.	7,140	556,849
Texas Roadhouse, Inc.	2,558	132,632
Twin River Worldwide Holdings, Inc.	975	20,387
Vail Resorts, Inc.	315	62,474
Wendy's Co. (The)	3,615	76,855
Wingstop, Inc.	225	27,439
Wyndham Destinations, Inc.	703	22,355
Wyndham Hotels & Resorts, Inc.	315	14,468
Wynn Resorts Ltd.	3,395	282,736
Yum! Brands, Inc.	1,855	166,449
		5,235,789
Household Durables — 0.8%
Beazer Homes USA, Inc.(1)	1,855	18,216
Cavco Industries, Inc.(1)	95	18,068
Century Communities, Inc.(1)	755	22,303
D.R. Horton, Inc.	6,255	345,901
Ethan Allen Interiors, Inc.	1,195	13,503
Garmin Ltd.	1,855	167,265
Green Brick Partners, Inc.(1)	687	7,351
Helen of Troy Ltd.(1)	227	41,296
Hooker Furniture Corp.	81	1,320
Installed Building Products, Inc.(1)	535	34,390
KB Home	2,708	89,581
La-Z-Boy, Inc.	2,068	53,189
Legacy Housing Corp.(1)	63	820
Leggett & Platt, Inc.	975	29,825
Lennar Corp., Class A	4,495	271,768
LGI Homes, Inc.(1)	320	26,694
Lifetime Brands, Inc.	86	489
M.D.C. Holdings, Inc.	1,415	48,096
M/I Homes, Inc.(1)	936	31,337
Meritage Homes Corp.(1)	2,075	144,212
Mohawk Industries, Inc.(1)	1,683	156,856
Newell Brands, Inc.	16,126	212,057
NVR, Inc.(1)	55	177,189
PulteGroup, Inc.	9,430	320,337

Sonos, Inc.(1)	3,395	36,870
Taylor Morrison Home Corp.(1)	4,255	82,249
Tempur Sealy International, Inc.(1)	975	63,599
Toll Brothers, Inc.	3,200	103,392
TopBuild Corp.(1)	95	10,896
TRI Pointe Group, Inc.(1)	3,835	54,917
Turtle Beach Corp.(1)	89	942
Universal Electronics, Inc.(1)	759	34,337
Whirlpool Corp.	1,166	142,042
ZAGG, Inc.(1)	2	6
		2,761,313
Household Products — 1.0%
Central Garden & Pet Co.(1)	35	1,284
Central Garden & Pet Co., Class A(1)	755	25,866
Church & Dwight Co., Inc.	2,515	188,801
Clorox Co. (The)	2,285	471,281
Colgate-Palmolive Co.	4,275	309,211
Energizer Holdings, Inc.	1,116	48,970
Kimberly-Clark Corp.	1,855	262,371
Oil-Dri Corp. of America	155	5,492
Procter & Gamble Co. (The)	15,282	1,771,490
Reynolds Consumer Products, Inc.	389	12,989
Spectrum Brands Holdings, Inc.	535	25,316
WD-40 Co.	233	44,701
		3,167,772
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	22,989	287,133
Clearway Energy, Inc., Class A	1,415	28,710
Clearway Energy, Inc., Class C	1,635	35,823
NextEra Energy Partners LP	963	49,219
Ormat Technologies, Inc.	1,398	101,788
Sunnova Energy International, Inc.(1)	475	7,125
TerraForm Power, Inc., Class A	4,306	79,144
Vistra Energy Corp.	15,432	315,430
		904,372
Industrial Conglomerates — 0.6%
3M Co.	3,181	497,636
Carlisle Cos., Inc.	1,433	171,759
General Electric Co.	36,380	239,017
Honeywell International, Inc.	5,163	753,023
Raven Industries, Inc.	535	11,476
Roper Technologies, Inc.	318	125,228
		1,798,139
Insurance — 3.2%
Aflac, Inc.	12,070	440,193
Alleghany Corp.	265	135,972
Allstate Corp. (The)	7,136	697,972
Ambac Financial Group, Inc.(1)	1,195	16,037
American Equity Investment Life Holding Co.	4,926	106,845
American Financial Group, Inc.	1,635	98,492
American International Group, Inc.	15,465	464,878
American National Insurance Co.	235	17,660
AMERISAFE, Inc.	689	42,291
Aon plc	2,075	408,671

Arch Capital Group Ltd.(1)	7,890	222,656
Argo Group International Holdings Ltd.	695	21,330
Arthur J. Gallagher & Co.	1,195	112,665
Assurant, Inc.	1,657	169,975
Assured Guaranty Ltd.	2,295	59,509
Athene Holding Ltd., Class A(1)	4,511	130,323
Axis Capital Holdings Ltd.	2,234	83,864
Brighthouse Financial, Inc.(1)	2,913	86,545
Brown & Brown, Inc.	975	39,195
Chubb Ltd.	3,615	440,813
Cincinnati Financial Corp.	2,295	135,290
Citizens, Inc.(1)	976	5,934
CNA Financial Corp.	315	9,522
CNO Financial Group, Inc.	5,865	84,163
Crawford & Co., Class A	1,118	6,730
eHealth, Inc.(1)	732	95,467
Employers Holdings, Inc.	1,190	35,569
Enstar Group Ltd.(1)	248	35,315
Erie Indemnity Co., Class A	315	56,776
Everest Re Group Ltd.	535	106,149
FBL Financial Group, Inc., Class A	237	8,463
Fidelity National Financial, Inc.	7,230	230,637
First American Financial Corp.	3,395	171,414
Genworth Financial, Inc., Class A(1)	13,830	42,182
Globe Life, Inc.	2,952	227,363
Greenlight Capital Re Ltd., A Shares(1)	724	5,242
Hallmark Financial Services, Inc.(1)	456	1,063
Hanover Insurance Group, Inc. (The)	755	75,764
Hartford Financial Services Group, Inc. (The)	12,510	479,008
HCI Group, Inc.	85	3,812
Heritage Insurance Holdings, Inc.	691	8,665
Horace Mann Educators Corp.	2,461	89,876
James River Group Holdings Ltd.	505	19,528
Kemper Corp.	1,195	75,763
Kinsale Capital Group, Inc.	473	70,628
Lincoln National Corp.	3,175	120,428
Loews Corp.	4,495	149,414
Markel Corp.(1)	95	85,255
Marsh & McLennan Cos., Inc.	2,738	290,009
MBIA, Inc.(1)	2,515	17,806
Mercury General Corp.	502	20,196
MetLife, Inc.	11,410	410,874
National General Holdings Corp.	3,141	63,762
National Western Life Group, Inc., Class A	30	5,878
Old Republic International Corp.	7,812	121,789
Palomar Holdings, Inc.(1)	476	35,424
Primerica, Inc.	1,844	209,552
Principal Financial Group, Inc.	6,915	267,057
ProAssurance Corp.	1,376	18,989
Progressive Corp. (The)	12,950	1,005,956
Prudential Financial, Inc.	4,495	274,015
Reinsurance Group of America, Inc.	1,195	108,446
RenaissanceRe Holdings Ltd.	755	126,734
RLI Corp.	755	59,615

Safety Insurance Group, Inc.	465	35,452
Selective Insurance Group, Inc.	1,415	74,217
State Auto Financial Corp.	542	10,808
Stewart Information Services Corp.	535	16,489
Third Point Reinsurance Ltd.(1)	2,515	18,561
Travelers Cos., Inc. (The)	5,815	622,089
Trupanion, Inc.(1)	7	211
United Fire Group, Inc.	505	13,549
Universal Insurance Holdings, Inc.	1,398	24,968
Unum Group	5,900	89,385
Watford Holdings Ltd.(1)	975	14,401
White Mountains Insurance Group Ltd.	40	36,622
Willis Towers Watson plc	447	90,696
WR Berkley Corp.	2,515	145,744
		10,460,600
Interactive Media and Services — 4.0%
Alphabet, Inc., Class A(1)	2,270	3,254,090
Alphabet, Inc., Class C(1)	2,476	3,538,006
Cars.com, Inc.(1)	4,057	25,032
Facebook, Inc., Class A(1)	25,658	5,775,359
IAC/InterActiveCorp(1)	315	85,167
Match Group, Inc.(1)	975	86,814
Snap, Inc., Class A(1)	5,860	110,988
TripAdvisor, Inc.	755	14,556
Twitter, Inc.(1)	7,443	230,510
Yelp, Inc.(1)	755	16,414
Zillow Group, Inc., Class A(1)	756	43,818
Zillow Group, Inc., Class C(1)	975	56,540
		13,237,294
Internet and Direct Marketing Retail — 3.3%
1-800-Flowers.com, Inc., Class A(1)	308	6,819
Amazon.com, Inc.(1)	3,712	9,066,078
Booking Holdings, Inc.(1)	536	878,729
eBay, Inc.	9,650	439,461
Etsy, Inc.(1)	535	43,324
Expedia Group, Inc.	755	60,008
Grubhub, Inc.(1)	315	17,873
MercadoLibre, Inc.(1)	227	193,329
PetMed Express, Inc.	1,192	43,031
Rubicon Project, Inc. (The)(1)	906	5,681
Shutterstock, Inc.	539	20,439
Stamps.com, Inc.(1)	482	95,508
Wayfair, Inc., Class A(1)	95	16,297
		10,886,577
IT Services — 4.6%
Accenture plc, Class A	6,035	1,216,777
Akamai Technologies, Inc.(1)	3,395	359,191
Alliance Data Systems Corp.	895	41,465
Amdocs Ltd.	3,835	238,767
Automatic Data Processing, Inc.	4,275	626,245
Black Knight, Inc.(1)	976	75,132
Booz Allen Hamilton Holding Corp.	2,515	200,596
Broadridge Financial Solutions, Inc.	2,295	277,925
CACI International, Inc., Class A(1)	77	19,310

Cardtronics plc, Class A(1)	755	18,263
Cass Information Systems, Inc.	315	12,707
Cognizant Technology Solutions Corp., Class A	10,274	544,522
CSG Systems International, Inc.	1,635	77,417
DXC Technology Co.	7,817	111,080
EPAM Systems, Inc.(1)	755	174,133
Euronet Worldwide, Inc.(1)	896	84,878
EVERTEC, Inc.	1,195	34,798
ExlService Holdings, Inc.(1)	532	32,542
Fidelity National Information Services, Inc.	3,242	450,087
Fiserv, Inc.(1)	4,486	478,970
FleetCor Technologies, Inc.(1)	539	131,403
Gartner, Inc.(1)	755	91,884
Genpact Ltd.	1,415	50,869
Global Payments, Inc.	1,642	294,723
GoDaddy, Inc., Class A(1)	755	58,324
International Business Machines Corp.	7,010	875,549
Jack Henry & Associates, Inc.	1,195	216,128
KBR, Inc.	2,735	64,136
Leidos Holdings, Inc.	755	79,494
LiveRamp Holdings, Inc.(1)	716	36,108
ManTech International Corp., Class A	268	20,834
MasterCard, Inc., Class A	9,601	2,888,845
MAXIMUS, Inc.	1,195	86,064
MongoDB, Inc.(1)	95	22,050
NIC, Inc.	2,955	71,097
Okta, Inc.(1)	315	61,608
Paychex, Inc.	5,375	388,505
PayPal Holdings, Inc.(1)	8,972	1,390,750
Perspecta, Inc.	1,195	26,493
Sabre Corp.	5,155	35,930
Science Applications International Corp.	319	28,085
Square, Inc., Class A(1)	755	61,215
Switch, Inc., Class A	1,635	31,245
Sykes Enterprises, Inc.(1)	975	26,579
TTEC Holdings, Inc.	755	31,982
Twilio, Inc., Class A(1)	535	105,716
Unisys Corp.(1)	595	6,759
VeriSign, Inc.(1)	535	117,170
Virtusa Corp.(1)	499	15,005
Visa, Inc., Class A	13,027	2,543,392
Western Union Co. (The)	8,990	179,980
WEX, Inc.(1)	315	46,645
		15,159,372
Leisure Products — 0.2%
Acushnet Holdings Corp.	983	32,852
Brunswick Corp.	3,607	198,421
Callaway Golf Co.	1,195	18,307
Clarus Corp.	261	2,736
Hasbro, Inc.	2,968	218,178
Johnson Outdoors, Inc., Class A	34	2,639
Malibu Boats, Inc., Class A(1)	1,348	63,531
Marine Products Corp.	2	22
MasterCraft Boat Holdings, Inc.(1)	911	13,537

Mattel, Inc.(1)	2,295	21,137
Polaris, Inc.	2,287	199,747
Smith & Wesson Brands, Inc.(1)	502	5,934
Sturm Ruger & Co., Inc.	78	4,863
Vista Outdoor, Inc.(1)	1,209	11,739
YETI Holdings, Inc.(1)	12	385
		794,028
Life Sciences Tools and Services — 0.8%
Adaptive Biotechnologies Corp.(1)	1,584	61,301
Agilent Technologies, Inc.	2,295	202,281
Bio-Rad Laboratories, Inc., Class A(1)	224	110,056
Bio-Techne Corp.	225	59,580
Bruker Corp.	2,725	117,938
Charles River Laboratories International, Inc.(1)	499	89,650
Illumina, Inc.(1)	1,396	506,818
IQVIA Holdings, Inc.(1)	542	81,040
Luminex Corp.	714	22,248
Medpace Holdings, Inc.(1)	95	8,818
Mettler-Toledo International, Inc.(1)	479	380,805
NeoGenomics, Inc.(1)	788	21,032
PerkinElmer, Inc.	95	9,545
PRA Health Sciences, Inc.(1)	315	32,602
Repligen Corp.(1)	315	41,255
Syneos Health, Inc.(1)	315	19,212
Thermo Fisher Scientific, Inc.	1,621	566,037
Waters Corp.(1)	1,840	367,724
		2,697,942
Machinery — 2.7%
AGCO Corp.	1,657	91,516
Alamo Group, Inc.	95	9,815
Albany International Corp., Class A	1,195	72,059
Allison Transmission Holdings, Inc.	2,305	86,945
Astec Industries, Inc.	1,390	59,047
Barnes Group, Inc.	923	34,871
Caterpillar, Inc.	10,639	1,278,063
CIRCOR International, Inc.(1)	977	15,710
Colfax Corp.(1)	1,863	52,276
Columbus McKinnon Corp.	904	27,491
Commercial Vehicle Group, Inc.(1)	962	2,434
Crane Co.	465	25,910
Cummins, Inc.	4,282	726,227
Deere & Co.	7,374	1,121,733
Donaldson Co., Inc.	4,522	214,569
Douglas Dynamics, Inc.	315	11,510
Dover Corp.	975	94,819
Energy Recovery, Inc.(1)	2,085	16,023
Enerpac Tool Group Corp.	975	17,453
EnPro Industries, Inc.	725	32,683
ESCO Technologies, Inc.	494	40,809
Federal Signal Corp.	1,195	34,822
Flowserve Corp.	1,635	42,674
Fortive Corp.	755	46,040
Franklin Electric Co., Inc.	1,185	60,103
Gorman-Rupp Co. (The)	776	23,792

Graco, Inc.	5,880	283,475
Greenbrier Cos., Inc. (The)	755	16,021
Helios Technologies, Inc.	535	19,137
Hyster-Yale Materials Handling, Inc.	45	1,647
IDEX Corp.	535	85,263
Illinois Tool Works, Inc.	3,829	660,349
Ingersoll Rand, Inc.(1)	3,367	94,949
ITT, Inc.	2,293	132,306
John Bean Technologies Corp.	537	44,115
Kennametal, Inc.	3,641	101,001
Lincoln Electric Holdings, Inc.	2,299	188,909
Lindsay Corp.	224	21,038
Lydall, Inc.(1)	949	10,268
Manitowoc Co., Inc. (The)(1)	304	2,842
Mayville Engineering Co., Inc.(1)	3	18
Meritor, Inc.(1)	1,855	37,805
Middleby Corp. (The)(1)	257	17,502
Miller Industries, Inc.	315	9,333
Mueller Industries, Inc.	2,704	72,413
Mueller Water Products, Inc., Class A	6,475	60,477
Navistar International Corp.(1)	230	5,782
Nordson Corp.	300	56,505
Oshkosh Corp.	2,725	195,709
Otis Worldwide Corp.	1,435	75,553
PACCAR, Inc.	10,273	758,764
Park-Ohio Holdings Corp.	462	6,741
Parker-Hannifin Corp.	1,195	215,064
Pentair plc	906	35,461
Proto Labs, Inc.(1)	318	40,179
RBC Bearings, Inc.(1)	318	44,727
REV Group, Inc.	696	4,246
Rexnord Corp.	755	22,726
Shyft Group, Inc. (The)	1,855	31,683
Snap-on, Inc.	1,434	185,975
SPX Corp.(1)	535	21,389
SPX FLOW, Inc.(1)	2,032	70,267
Standex International Corp.	450	23,810
Stanley Black & Decker, Inc.	755	94,715
Tennant Co.	448	28,645
Terex Corp.	3,642	57,252
Timken Co. (The)	2,498	106,265
Toro Co. (The)	1,377	97,863
TriMas Corp.(1)	755	17,856
Trinity Industries, Inc.	4,302	85,911
Wabash National Corp.	2,515	24,018
Watts Water Technologies, Inc., Class A	538	44,740
Welbilt, Inc.(1)	2,295	13,954
Westinghouse Air Brake Technologies Corp.	3,636	222,051
Woodward, Inc.	1,173	80,444
Xylem, Inc.	1,195	79,276
		8,845,833
Marine†
Costamare, Inc.	4,275	19,665
Genco Shipping & Trading Ltd.	6	28

Kirby Corp.(1)	988	50,665
Matson, Inc.	2,036	58,168
Scorpio Bulkers, Inc.	414	7,208
		135,734
Media — 1.1%
Altice USA, Inc., Class A(1)	5,375	138,245
AMC Networks, Inc., Class A(1)	315	8,905
Cable One, Inc.	95	179,254
Charter Communications, Inc., Class A(1)	795	432,480
Comcast Corp., Class A	32,821	1,299,712
Discovery, Inc., Class A(1)	755	16,421
Discovery, Inc., Class C(1)	2,075	40,649
DISH Network Corp., Class A(1)	6,695	211,897
Entercom Communications Corp., Class A	5,212	8,704
Fox Corp., Class A	6,915	201,710
Fox Corp., Class B	2,955	85,045
Interpublic Group of Cos., Inc. (The)	1,855	31,739
John Wiley & Sons, Inc., Class A	3	121
Liberty Broadband Corp., Class A(1)	95	12,796
Liberty Broadband Corp., Class C(1)	1,855	253,430
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	2,515	91,722
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	1,195	43,617
Meredith Corp.	535	7,993
New York Times Co. (The), Class A	3,835	150,447
News Corp., Class A	6,475	79,319
News Corp., Class B	1,855	22,742
Nexstar Media Group, Inc., Class A	315	26,243
Omnicom Group, Inc.	2,515	137,797
Scholastic Corp.	535	15,729
Sinclair Broadcast Group, Inc., Class A	6	112
Sirius XM Holdings, Inc.	6,695	38,965
TechTarget, Inc.(1)	304	8,357
TEGNA, Inc.	24	281
ViacomCBS, Inc., Class B	5,608	116,310
		3,660,742
Metals and Mining — 0.8%
Alcoa Corp.(1)	4,974	45,811
Allegheny Technologies, Inc.(1)	3,356	29,130
Arconic Corp.(1)	1,368	19,795
Carpenter Technology Corp.	1,194	27,904
Century Aluminum Co.(1)	727	4,333
Cleveland-Cliffs, Inc.	15,861	82,794
Coeur Mining, Inc.(1)	12,097	69,558
Commercial Metals Co.	7,139	122,505
Compass Minerals International, Inc.	524	25,246
Contura Energy, Inc.(1)	21	81
Freeport-McMoRan, Inc.	16,565	150,245
Haynes International, Inc.	289	6,598
Hecla Mining Co.	13,610	45,185
Kaiser Aluminum Corp.	752	53,956
Materion Corp.	464	24,360
Newmont Corp.	10,972	641,533
Nucor Corp.	6,255	264,336
Olympic Steel, Inc.	277	3,055

Reliance Steel & Aluminum Co.	2,779	269,563
Royal Gold, Inc.	1,195	159,174
Ryerson Holding Corp.(1)	675	3,368
Schnitzer Steel Industries, Inc., Class A	1,195	18,761
Steel Dynamics, Inc.	9,373	248,947
SunCoke Energy, Inc.	4,055	13,828
United States Steel Corp.	6,492	52,196
Warrior Met Coal, Inc.	3,194	44,971
Worthington Industries, Inc.	1,138	34,049
		2,461,282
Multi-Utilities — 1.0%
Ameren Corp.	6,274	468,856
Avista Corp.	1,420	55,621
Black Hills Corp.	319	19,685
CenterPoint Energy, Inc.	4,935	87,744
CMS Energy Corp.	4,760	278,841
Consolidated Edison, Inc.	4,935	370,421
Dominion Energy, Inc.	2,520	214,225
DTE Energy Co.	2,094	225,252
MDU Resources Group, Inc.	2,042	44,434
NiSource, Inc.	6,943	165,452
NorthWestern Corp.	762	45,811
Public Service Enterprise Group, Inc.	7,890	402,706
Sempra Energy	4,849	612,477
Unitil Corp.	699	33,671
WEC Energy Group, Inc.	1,415	129,798
		3,154,994
Multiline Retail — 0.9%
Big Lots, Inc.	2,234	86,568
Dillard's, Inc., Class A	315	9,453
Dollar General Corp.	3,615	692,309
Dollar Tree, Inc.(1)	5,584	546,506
Kohl's Corp.	5,849	112,418
Macy's, Inc.	12,150	77,274
Nordstrom, Inc.	5,809	93,699
Ollie's Bargain Outlet Holdings, Inc.(1)	3	274
Target Corp.	11,621	1,421,597
		3,040,098
Oil, Gas and Consumable Fuels — 3.4%
Antero Midstream Corp.	5,009	23,943
Antero Resources Corp.(1)	6,915	20,676
Apache Corp.	19,407	209,402
Arch Resources, Inc.	315	10,382
Berry Corp.	2,515	10,664
Bonanza Creek Energy, Inc.(1)	925	15,633
Cabot Oil & Gas Corp.	12,538	248,754
Cheniere Energy, Inc.(1)	1,435	63,642
Chevron Corp.	21,063	1,931,477
Cimarex Energy Co.	4,962	130,401
Clean Energy Fuels Corp.(1)	1,865	3,898
CNX Resources Corp.(1)	5,517	56,218
Comstock Resources, Inc.(1)	740	3,966
Concho Resources, Inc.	4,493	244,958
ConocoPhillips	22,617	953,985

CONSOL Energy, Inc.(1)	761	5,182
Continental Resources, Inc.	2,503	30,612
CVR Energy, Inc.	1,382	28,193
Delek US Holdings, Inc.	3,422	67,311
Devon Energy Corp.	15,851	171,349
DHT Holdings, Inc.	4,275	25,394
Diamond S Shipping, Inc.(1)	2,295	25,130
Diamondback Energy, Inc.	3,177	135,277
Dorian LPG Ltd.(1)	2,080	17,098
EnLink Midstream LLC(1)	4,946	11,673
EOG Resources, Inc.	11,855	604,249
EQT Corp.	5,641	75,251
Equitrans Midstream Corp.	2	16
Evolution Petroleum Corp.	762	1,859
Exxon Mobil Corp.	33,920	1,542,342
GasLog Ltd.	6	21
Goodrich Petroleum Corp.(1)	68	547
Green Plains, Inc.(1)	2,459	21,024
Hess Corp.	7,230	343,208
HollyFrontier Corp.	6,749	212,256
International Seaways, Inc.	675	15,309
Kinder Morgan, Inc.	18,545	293,011
Magnolia Oil & Gas Corp., Class A(1)	6,262	34,754
Marathon Oil Corp.	28,645	152,964
Marathon Petroleum Corp.	4,719	165,826
Matador Resources Co.(1)	5,419	42,485
Montage Resources Corp.(1)	524	3,207
Murphy Oil Corp.	8,540	102,053
NACCO Industries, Inc., Class A	224	5,887
NextDecade Corp.(1)	285	430
Noble Energy, Inc.	13,390	116,895
Nordic American Tankers Ltd.	4,336	19,816
Occidental Petroleum Corp.	16,777	217,262
ONEOK, Inc.	11,562	424,210
Overseas Shipholding Group, Inc., Class A(1)	1,813	4,007
Panhandle Oil and Gas, Inc., Class A	237	991
Par Pacific Holdings, Inc.(1)	2,075	19,277
Parsley Energy, Inc., Class A	10,762	98,365
PBF Energy, Inc., Class A	3,493	37,096
PDC Energy, Inc.(1)	4,247	51,728
Peabody Energy Corp.	1,855	5,843
Penn Virginia Corp.(1)	535	4,697
Phillips 66	5,155	403,430
Pioneer Natural Resources Co.	4,083	374,003
Plains GP Holdings LP, Class A(1)	975	9,740
Range Resources Corp.	5,595	33,514
Renewable Energy Group, Inc.(1)	1,000	28,450
REX American Resources Corp.(1)	50	2,933
Scorpio Tankers, Inc.	1,564	27,745
SFL Corp. Ltd.	3,612	35,831
SM Energy Co.	5,687	20,018
Southwestern Energy Co.(1)	15,465	46,550
Talos Energy, Inc.(1)	1,136	13,802
Targa Resources Corp.	4,101	73,367

Teekay Corp.(1)	3,195	9,361
Teekay Tankers Ltd., Class A(1)	751	13,052
Valero Energy Corp.	10,122	674,530
Williams Cos., Inc. (The)	15,922	325,287
World Fuel Services Corp.	1,350	34,398
WPX Energy, Inc.(1)	14,763	83,706
		11,271,821
Paper and Forest Products — 0.1%
Boise Cascade Co.	2,260	76,908
Clearwater Paper Corp.(1)	459	13,297
Domtar Corp.	2,750	56,100
Louisiana-Pacific Corp.	4,959	117,082
Mercer International, Inc.	1,855	14,970
Neenah, Inc.	728	36,808
P.H. Glatfelter Co.	1,635	25,195
Schweitzer-Mauduit International, Inc.	1,357	41,239
Verso Corp., Class A(1)	1,580	22,721
		404,320
Personal Products — 0.3%
Coty, Inc., Class A	1,116	4,051
Edgewell Personal Care Co.(1)	1,238	37,660
Estee Lauder Cos., Inc. (The), Class A	3,818	753,941
Herbalife Nutrition Ltd.(1)	535	23,454
Inter Parfums, Inc.	187	8,679
Lifevantage Corp.(1)	734	11,238
Medifast, Inc.	490	50,147
Nature's Sunshine Products, Inc.(1)	2	19
Nu Skin Enterprises, Inc., Class A	1,834	68,188
USANA Health Sciences, Inc.(1)	286	24,230
Youngevity International, Inc.(1)	455	764
		982,371
Pharmaceuticals — 4.1%
Amneal Pharmaceuticals, Inc.(1)	2,285	11,128
Amphastar Pharmaceuticals, Inc.(1)	518	9,656
ANI Pharmaceuticals, Inc.(1)	237	7,361
Bristol-Myers Squibb Co.	29,690	1,773,087
Catalent, Inc.(1)	3,615	280,994
Collegium Pharmaceutical, Inc.(1)	1,415	31,201
Corcept Therapeutics, Inc.(1)	5,376	81,393
Durect Corp.(1)	3	7
Elanco Animal Health, Inc.(1)	9,172	196,373
Eli Lilly and Co.	9,612	1,470,155
Endo International plc(1)	2,348	9,063
Evofem Biosciences, Inc.(1)	183	999
Horizon Therapeutics plc(1)	3,592	182,222
Innoviva, Inc.(1)	2,687	37,537
Intersect ENT, Inc.(1)	765	8,530
Intra-Cellular Therapies, Inc.(1)	455	9,500
Jazz Pharmaceuticals plc(1)	2,011	239,953
Johnson & Johnson	30,183	4,489,721
Lannett Co., Inc.(1)	2,682	20,517
Mallinckrodt plc(1)	1,195	3,370
Merck & Co., Inc.	25,227	2,036,323
Mylan NV(1)	13,382	228,431

MyoKardia, Inc.(1)	319	32,631
Nektar Therapeutics(1)	1,195	25,932
NGM Biopharmaceuticals, Inc.(1)	460	9,076
Omeros Corp.(1)	1,417	21,085
Perrigo Co. plc	2,042	111,840
Pfizer, Inc.	25,686	980,948
Phibro Animal Health Corp., Class A	975	25,545
Prestige Consumer Healthcare, Inc.(1)	1,648	69,546
Reata Pharmaceuticals, Inc., Class A(1)	83	12,062
Revance Therapeutics, Inc.(1)	686	14,337
SIGA Technologies, Inc.(1)	2,966	17,766
Strongbridge Biopharma plc(1)	1,141	3,902
Supernus Pharmaceuticals, Inc.(1)	2,176	52,485
Theravance Biopharma, Inc.(1)	262	6,616
Verrica Pharmaceuticals, Inc.(1)	2	23
Zoetis, Inc.	6,955	969,457
		13,480,772
Professional Services — 0.5%
Acacia Research Corp.(1)	1,634	4,232
ASGN, Inc.(1)	315	19,401
Barrett Business Services, Inc.	232	11,762
BG Staffing, Inc.	7	73
CoreLogic, Inc.	535	26,514
CoStar Group, Inc.(1)	224	147,123
CRA International, Inc.	456	18,418
Equifax, Inc.	1,415	217,287
Exponent, Inc.	975	72,384
Franklin Covey Co.(1)	232	4,942
FTI Consulting, Inc.(1)	535	64,446
Heidrick & Struggles International, Inc.	762	16,901
IHS Markit Ltd.	1,415	98,286
InnerWorkings, Inc.(1)	6	7
Insperity, Inc.	746	38,673
Kelly Services, Inc., Class A	975	14,615
Kforce, Inc.	975	29,445
Korn Ferry	1,561	47,236
ManpowerGroup, Inc.	2,244	155,150
Nielsen Holdings plc	2,085	28,961
Resources Connection, Inc.	1,640	18,024
Robert Half International, Inc.	4,310	218,689
TransUnion	1,635	141,084
TriNet Group, Inc.(1)	945	50,775
TrueBlue, Inc.(1)	1,195	18,475
Verisk Analytics, Inc.	1,635	282,332
		1,745,235
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	8,045	353,819
CTO Realty Growth, Inc.	95	3,969
Cushman & Wakefield plc(1)	1,195	12,249
Forestar Group, Inc.(1)	270	4,096
FRP Holdings, Inc.(1)	226	8,938
Howard Hughes Corp. (The)(1)	755	38,241
Jones Lang LaSalle, Inc.	755	77,312
Kennedy-Wilson Holdings, Inc.	1,855	26,007

Marcus & Millichap, Inc.(1)	930	25,640
Newmark Group, Inc., Class A	2,735	11,624
RE/MAX Holdings, Inc., Class A	1,118	31,293
RMR Group, Inc. (The), Class A	315	8,493
St. Joe Co. (The)(1)	1,416	27,258
Tejon Ranch Co.(1)	498	7,141
Trinity Place Holdings, Inc.(1)	503	865
		636,945
Road and Rail — 2.1%
AMERCO	281	90,622
ArcBest Corp.	1,218	27,271
Avis Budget Group, Inc.(1)	755	16,255
CSX Corp.	18,360	1,314,209
Daseke, Inc.(1)	1,209	3,343
Heartland Express, Inc.	2,075	45,443
J.B. Hunt Transport Services, Inc.	3,590	429,615
Kansas City Southern	3,348	503,941
Knight-Swift Transportation Holdings, Inc.	3,055	127,119
Landstar System, Inc.	1,635	190,085
Lyft, Inc., Class A(1)	1,635	51,110
Marten Transport Ltd.	1,855	47,469
Norfolk Southern Corp.	5,600	998,424
Old Dominion Freight Line, Inc.	3,511	600,697
Ryder System, Inc.	2,942	100,793
Saia, Inc.(1)	1,415	153,443
Schneider National, Inc., Class B	1,855	44,835
Uber Technologies, Inc.(1)	2,521	91,563
Union Pacific Corp.	11,154	1,894,618
Universal Logistics Holdings, Inc.	10	149
US Xpress Enterprises, Inc., Class A(1)	1,648	8,405
Werner Enterprises, Inc.	2,695	124,563
		6,863,972
Semiconductors and Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc.(1)	535	35,754
Advanced Micro Devices, Inc.(1)	5,595	301,011
Ambarella, Inc.(1)	315	17,873
Amkor Technology, Inc.(1)	2,955	31,264
Analog Devices, Inc.	2,076	234,484
Applied Materials, Inc.	22,386	1,257,646
Broadcom, Inc.	1,640	477,683
Brooks Automation, Inc.	1,164	46,525
Cabot Microelectronics Corp.	227	32,883
CEVA, Inc.(1)	756	26,059
Cirrus Logic, Inc.(1)	1,635	118,505
Cree, Inc.(1)	1,195	62,965
Diodes, Inc.(1)	1,415	68,826
Enphase Energy, Inc.(1)	1,415	82,339
Entegris, Inc.	1,855	111,077
First Solar, Inc.(1)	1,147	53,473
FormFactor, Inc.(1)	1,830	46,061
Inphi Corp.(1)	315	39,586
Intel Corp.	45,322	2,852,114
KLA Corp.	1,635	287,695
Kulicke & Soffa Industries, Inc.	975	21,801

Lam Research Corp.	3,835	1,049,525
Lattice Semiconductor Corp.(1)	1,635	40,663
Marvell Technology Group Ltd.	6,695	218,391
Maxim Integrated Products, Inc.	6,915	398,857
MaxLinear, Inc.(1)	671	11,622
Microchip Technology, Inc.	1,415	135,868
Micron Technology, Inc.(1)	24,557	1,176,526
MKS Instruments, Inc.	535	56,512
Monolithic Power Systems, Inc.	315	66,071
NVIDIA Corp.	4,059	1,441,026
ON Semiconductor Corp.(1)	8,990	148,245
Onto Innovation, Inc.(1)	680	21,134
Photronics, Inc.(1)	2,295	27,517
Power Integrations, Inc.	315	34,130
Qorvo, Inc.(1)	3,395	355,592
QUALCOMM, Inc.	9,439	763,426
Rambus, Inc.(1)	2,515	39,083
Semtech Corp.(1)	903	48,022
Silicon Laboratories, Inc.(1)	536	50,202
Skyworks Solutions, Inc.	4,507	534,260
SMART Global Holdings, Inc.(1)	755	20,219
SolarEdge Technologies, Inc.(1)	1,266	179,645
Synaptics, Inc.(1)	1,415	90,164
Teradyne, Inc.	6,255	419,210
Texas Instruments, Inc.	13,180	1,564,993
Ultra Clean Holdings, Inc.(1)	2,277	47,202
Universal Display Corp.	540	79,164
Xilinx, Inc.	3,395	312,170
		15,535,063
Software — 6.1%
ACI Worldwide, Inc.(1)	1,821	50,223
Adobe, Inc.(1)	2,308	892,273
Alarm.com Holdings, Inc.(1)	1	47
Alteryx, Inc., Class A(1)	320	46,061
Anaplan, Inc.(1)	315	14,465
ANSYS, Inc.(1)	542	153,386
Appfolio, Inc., Class A(1)	95	15,058
Aspen Technology, Inc.(1)	2,295	242,444
Autodesk, Inc.(1)	975	205,120
Avalara, Inc.(1)	315	33,724
Blackbaud, Inc.	975	57,145
Blackline, Inc.(1)	337	25,039
Bottomline Technologies de, Inc.(1)	670	33,902
Cadence Design Systems, Inc.(1)	2,955	269,762
CDK Global, Inc.	915	35,969
Cerence, Inc.(1)	7	209
Ceridian HCM Holding, Inc.(1)	315	21,694
Citrix Systems, Inc.	1,635	242,176
Cloudera, Inc.(1)	2,735	28,034
CommVault Systems, Inc.(1)	315	12,745
Cornerstone OnDemand, Inc.(1)	535	20,678
Coupa Software, Inc.(1)	227	51,645
DocuSign, Inc.(1)	315	44,018
Dropbox, Inc., Class A(1)	1,195	26,971

Everbridge, Inc.(1)	99	14,480
Fair Isaac Corp.(1)	315	126,835
Five9, Inc.(1)	269	28,030
Fortinet, Inc.(1)	4,055	564,456
Guidewire Software, Inc.(1)	757	77,653
HubSpot, Inc.(1)	390	77,977
Intuit, Inc.	2,687	780,090
j2 Global, Inc.(1)	535	41,891
Manhattan Associates, Inc.(1)	2,515	222,326
Microsoft Corp.	62,534	11,459,355
MicroStrategy, Inc., Class A(1)	72	8,963
Mimecast Ltd.(1)	6	251
New Relic, Inc.(1)	389	25,732
NortonLifeLock, Inc.	11,715	266,868
Nuance Communications, Inc.(1)	1,415	32,375
Nutanix, Inc., Class A(1)	1,642	39,507
Oracle Corp. (New York)	15,907	855,319
Palo Alto Networks, Inc.(1)	315	74,110
Paycom Software, Inc.(1)	1,818	540,364
Paylocity Holding Corp.(1)	537	69,813
Pegasystems, Inc.	95	9,036
Progress Software Corp.	535	21,614
Proofpoint, Inc.(1)	95	11,046
PTC, Inc.(1)	341	26,046
Q2 Holdings, Inc.(1)	315	26,025
Qualys, Inc.(1)	760	87,643
RealPage, Inc.(1)	315	21,363
RingCentral, Inc., Class A(1)	95	26,054
salesforce.com, Inc.(1)	3,385	591,664
ServiceNow, Inc.(1)	1,367	530,300
ShotSpotter, Inc.(1)	244	5,673
Smartsheet, Inc., Class A(1)	1,175	67,750
Splunk, Inc.(1)	535	99,424
SS&C Technologies Holdings, Inc.	535	30,974
Synopsys, Inc.(1)	756	136,768
TeleNav, Inc.(1)	1,842	9,118
Teradata Corp.(1)	975	20,875
Trade Desk, Inc. (The), Class A(1)	95	29,598
Tyler Technologies, Inc.(1)	226	84,820
Verint Systems, Inc.(1)	447	20,727
VMware, Inc., Class A(1)	315	49,225
Workday, Inc., Class A(1)	535	98,135
Xperi Corp.	1,195	16,431
Zendesk, Inc.(1)	446	38,245
Zscaler, Inc.(1)	315	30,898
		19,918,635
Specialty Retail — 3.3%
Aaron's, Inc.	3,384	124,903
Abercrombie & Fitch Co., Class A	1,635	18,999
Advance Auto Parts, Inc.	1,811	252,309
America's Car-Mart, Inc.(1)	46	3,660
American Eagle Outfitters, Inc.	3,835	35,129
Asbury Automotive Group, Inc.(1)	718	51,897
At Home Group, Inc.(1)	735	3,484

AutoNation, Inc.(1)	3,835	151,406
AutoZone, Inc.(1)	63	72,315
Bed Bath & Beyond, Inc.	7,141	51,915
Best Buy Co., Inc.	7,010	547,411
Boot Barn Holdings, Inc.(1)	535	11,492
Buckle, Inc. (The)	1,575	22,176
Burlington Stores, Inc.(1)	1,855	388,938
Caleres, Inc.	2,475	17,746
Camping World Holdings, Inc., Class A	449	9,510
CarMax, Inc.(1)	6,695	589,495
Carvana Co.(1)	95	8,833
Cato Corp. (The), Class A	1,415	13,726
Chico's FAS, Inc.	3,399	4,589
Children's Place, Inc. (The)	535	22,277
Citi Trends, Inc.	523	8,494
Conn's, Inc.(1)	461	3,328
Designer Brands, Inc., Class A	86	527
Dick's Sporting Goods, Inc.	2,690	97,001
Express, Inc.(1)	1,795	3,518
Five Below, Inc.(1)	975	102,034
Floor & Decor Holdings, Inc., Class A(1)	1,415	73,580
Foot Locker, Inc.	3,380	93,626
GameStop Corp., Class A(1)	1,344	5,457
Gap, Inc. (The)	12,521	111,437
Genesco, Inc.(1)	922	17,048
Group 1 Automotive, Inc.	315	19,826
Guess?, Inc.	1,605	15,360
Haverty Furniture Cos., Inc.	768	13,286
Hibbett Sports, Inc.(1)	979	18,914
Home Depot, Inc. (The)	5,600	1,391,488
Hudson Ltd., Class A(1)	2,075	10,458
L Brands, Inc.	1,195	19,347
Lithia Motors, Inc., Class A	1,130	136,267
Lowe's Cos., Inc.	12,490	1,628,071
Lumber Liquidators Holdings, Inc.(1)	696	6,918
MarineMax, Inc.(1)	316	6,013
Monro, Inc.	319	17,577
Murphy USA, Inc.(1)	1,626	188,779
O'Reilly Automotive, Inc.(1)	1,195	498,602
Office Depot, Inc.	32,572	80,453
Penske Automotive Group, Inc.	315	11,264
Rent-A-Center, Inc.	3,175	80,835
RH(1)	74	16,050
Ross Stores, Inc.	10,262	995,004
Sally Beauty Holdings, Inc.(1)	514	6,703
Shoe Carnival, Inc.	543	14,113
Signet Jewelers Ltd.	2,275	24,001
Sleep Number Corp.(1)	225	7,013
Sonic Automotive, Inc., Class A	755	19,841
Sportsman's Warehouse Holdings, Inc.(1)	2,500	27,925
Tilly's, Inc., Class A	1,144	5,857
TJX Cos., Inc. (The)	24,765	1,306,601
Tractor Supply Co.	4,055	494,791
Ulta Beauty, Inc.(1)	2,236	545,606

Urban Outfitters, Inc.(1)	3,385	57,342
Williams-Sonoma, Inc.	1,818	151,276
Zumiez, Inc.(1)	755	18,399
		10,752,240

Technology Hardware, Storage and Peripherals — 4.5%
3D Systems Corp.(1)	2,734	20,150
Apple, Inc.	42,646	13,558,869
Dell Technologies, Inc., Class C(1)	535	26,557
Hewlett Packard Enterprise Co.	6,915	67,145
HP, Inc.	7,890	119,455
NCR Corp.(1)	2,532	45,703
NetApp, Inc.	3,161	140,791
Pure Storage, Inc., Class A(1)	1,415	24,918
Seagate Technology plc	7,670	406,817
Stratasys Ltd.(1)	975	17,413
Western Digital Corp.	1,415	62,783
Xerox Holdings Corp.	7,784	123,610
		14,614,211
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	7,866	118,305
Carter's, Inc.	2,052	176,287
Columbia Sportswear Co.	474	34,630
Crocs, Inc.(1)	4,286	122,794
Deckers Outdoor Corp.(1)	1,160	211,735
Fossil Group, Inc.(1)	2,075	6,329
G-III Apparel Group Ltd.(1)	975	10,072
Hanesbrands, Inc.	7,269	71,672
Kontoor Brands, Inc.	34	497
Levi Strauss & Co., Class A	1,436	19,372
lululemon athletica, Inc.(1)	2,735	820,760
Movado Group, Inc.	7	73
NIKE, Inc., Class B	16,059	1,583,096
Oxford Industries, Inc.	688	29,323
PVH Corp.	2,037	92,622
Ralph Lauren Corp.	1,370	103,449
Rocky Brands, Inc.	236	4,895
Skechers U.S.A., Inc., Class A(1)	4,484	140,439
Steven Madden Ltd.	2,900	68,208
Tapestry, Inc.	9,378	127,541
Under Armour, Inc., Class A(1)	5,206	45,552
Under Armour, Inc., Class C(1)	3,175	24,955
Unifi, Inc.(1)	318	4,366
Vera Bradley, Inc.(1)	457	2,399
VF Corp.	7,670	430,287
Vince Holding Corp.(1)	46	287
Wolverine World Wide, Inc.	755	15,810
		4,265,755
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	2,255	49,159
Bridgewater Bancshares, Inc.(1)	750	7,815
Columbia Financial, Inc.(1)	1,635	23,053
Essent Group Ltd.	3,615	119,476
Federal Agricultural Mortgage Corp., Class C	467	29,949

First Defiance Financial Corp.	1,644	27,307
Flagstar Bancorp, Inc.	970	28,421
Home Bancorp, Inc.	234	5,560
HomeStreet, Inc.	755	17,984
Kearny Financial Corp.	2,054	17,603
Merchants Bancorp	317	5,414
Meridian Bancorp, Inc.	1,408	16,220
Meta Financial Group, Inc.	1,185	21,472
MGIC Investment Corp.	13,170	108,126
Mr. Cooper Group, Inc.(1)	4,100	45,715
New York Community Bancorp, Inc.	11,443	115,002
NMI Holdings, Inc., Class A(1)	2,735	42,023
Northfield Bancorp, Inc.	1,415	15,466
Northwest Bancshares, Inc.	2,075	20,667
OP Bancorp	508	3,221
PCSB Financial Corp.	317	4,235
PennyMac Financial Services, Inc.	2,088	70,115
Provident Financial Services, Inc.	1,195	15,571
Radian Group, Inc.	8,549	135,758
Southern Missouri Bancorp, Inc.	263	6,396
Sterling Bancorp, Inc.	3	9
Territorial Bancorp, Inc.	235	5,976
TFS Financial Corp.	1,415	21,805
TrustCo Bank Corp. NY	3,395	21,389
Walker & Dunlop, Inc.	1,797	72,778
Washington Federal, Inc.	2,295	59,349
Waterstone Financial, Inc.	1,416	21,098
Western New England Bancorp, Inc.	688	3,633
WSFS Financial Corp.	1,346	37,244
		1,195,009
Trading Companies and Distributors — 0.7%
Air Lease Corp.	5,155	155,217
Applied Industrial Technologies, Inc.	942	54,636
BMC Stock Holdings, Inc.(1)	3,871	101,304
CAI International, Inc.(1)	647	12,170
Fastenal Co.	14,965	617,456
GATX Corp.	1,656	103,897
General Finance Corp.(1)	2	12
GMS, Inc.(1)	975	19,978
H&E Equipment Services, Inc.	1,823	31,246
HD Supply Holdings, Inc.(1)	1,426	45,218
Herc Holdings, Inc.(1)	1,368	38,988
Kaman Corp.	1,573	62,920
Lawson Products, Inc.(1)	53	1,646
MRC Global, Inc.(1)	2,079	12,308
MSC Industrial Direct Co., Inc., Class A	1,565	108,517
NOW, Inc.(1)	2,075	15,459
Rush Enterprises, Inc., Class A	1,362	56,686
SiteOne Landscape Supply, Inc.(1)	755	80,264
Systemax, Inc.	975	20,465
Textainer Group Holdings Ltd.(1)	2,316	18,945
Titan Machinery, Inc.(1)	31	325
Triton International Ltd.	2,735	83,417
United Rentals, Inc.(1)	975	135,418

Univar Solutions, Inc.(1)	718	11,100
Veritiv Corp.(1)	936	11,663
W.W. Grainger, Inc.	1,447	448,020
Watsco, Inc.	315	56,042
WESCO International, Inc.(1)	315	10,490
		2,313,807
Transportation Infrastructure†
Macquarie Infrastructure Corp.	1,415	40,172
Water Utilities — 0.1%
American States Water Co.	716	58,719
American Water Works Co., Inc.	1,415	179,705
Artesian Resources Corp., Class A	225	7,900
California Water Service Group	315	14,805
Consolidated Water Co. Ltd.	287	4,256
Essential Utilities, Inc.	3,175	138,938
Global Water Resources, Inc.	7	75
		404,398
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	2,623	35,935
Shenandoah Telecommunications Co.	2,597	136,628
T-Mobile US, Inc.(1)	7,781	778,411
Telephone and Data Systems, Inc.	2,863	58,663
United States Cellular Corp.(1)	479	15,094
		1,024,731
TOTAL COMMON STOCKS (Cost $308,780,813)		327,145,999
RIGHTS†
Media†
Liberty Media Corp.-Liberty SiriusXM(1) (Cost $—)	344	3,739
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $112,512)	112,512	112,512
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $308,893,325)		327,262,250
OTHER ASSETS AND LIABILITIES — 0.2%		565,835
TOTAL NET ASSETS — 100.0%		$327,828,085

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.